UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Gordon Dinsmore

President

Guardian Variable Products Trust

7 Hanover Square

New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $261,542,919

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Amazon.com, Inc.	6.56%
Microsoft Corp.	4.15%
Visa, Inc., Class A	3.67%
Alphabet, Inc., Class C	3.29%
Facebook, Inc., Class A	3.25%
Adobe Systems, Inc.	3.05%
UnitedHealth Group, Inc.	3.00%
The Home Depot, Inc.	2.50%
Akamai Technologies, Inc.	2.38%
Alphabet, Inc., Class A	2.35%
Total	34.20%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$1,053.40	$5.09	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 98.7%
Air Freight & Logistics – 1.6%
United Parcel Service, Inc., Class B	38,690	$4,110,039

		4,110,039
Beverages – 3.6%
Anheuser-Busch InBev S.A., ADR	58,730	5,917,635
The Coca-Cola Co.	76,650	3,361,869

		9,279,504
Biotechnology – 7.5%
Alexion Pharmaceuticals, Inc.(1)	36,400	4,519,060
Biogen, Inc.(1)	17,460	5,067,590
BioMarin Pharmaceutical, Inc.(1)	20,900	1,968,780
Celgene Corp.(1)	65,390	5,193,274
Regeneron Pharmaceuticals, Inc.(1)	8,640	2,980,714

		19,729,418
Capital Markets – 4.0%
BlackRock, Inc.	11,220	5,599,229
The Charles Schwab Corp.	93,850	4,795,735

		10,394,964
Chemicals – 3.3%
Ecolab, Inc.	33,640	4,720,701
Praxair, Inc.	24,440	3,865,186

		8,585,887
Communications Equipment – 1.7%
Palo Alto Networks, Inc.(1)	22,190	4,559,379

		4,559,379
Consumer Finance – 1.6%
American Express Co.	43,430	4,256,140

		4,256,140
Energy Equipment & Services – 1.9%
Schlumberger Ltd.	75,720	5,075,512

		5,075,512
Equity Real Estate Investment – 1.7%
Equinix, Inc. REIT	10,550	4,535,339

		4,535,339
Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	21,740	4,543,225

		4,543,225
Food Products – 1.2%
McCormick & Co., Inc.	27,479	3,190,037

		3,190,037
Health Care Equipment & Supplies – 1.2%
DENTSPLY SIRONA, Inc.	69,362	3,035,975

		3,035,975
Health Care Providers & Services – 3.0%
UnitedHealth Group, Inc.	32,000	7,850,880

		7,850,880
Hotels, Restaurants & Leisure – 2.7%
Chipotle Mexican Grill, Inc.(1)	6,670	2,877,238

June 30, 2018 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.	111,040	$4,270,598

		7,147,836
Industrial Conglomerates – 1.8%
Honeywell International, Inc.	33,360	4,805,508

		4,805,508
Internet & Direct Marketing Retail – 6.6%
Amazon.com, Inc.(1)	10,095	17,159,481

		17,159,481
Internet Software & Services – 11.3%
Akamai Technologies, Inc.(1)	84,970	6,222,353
Alphabet, Inc., Class A(1)	5,452	6,156,344
Alphabet, Inc., Class C(1)	7,719	8,611,702
Facebook, Inc., Class A(1)	43,700	8,491,784

		29,482,183
IT Services – 5.8%
PayPal Holdings, Inc.(1)	66,130	5,506,645
Visa, Inc., Class A	72,370	9,585,407

		15,092,052
Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific, Inc.	24,590	5,093,573

		5,093,573
Machinery – 1.4%
Caterpillar, Inc.	26,220	3,557,267

		3,557,267
Media – 3.7%
Comcast Corp., Class A	146,510	4,806,993
The Walt Disney Co.	46,560	4,879,954

		9,686,947
Oil, Gas & Consumable Fuels – 1.4%
Pioneer Natural Resources Co.	19,000	3,595,560

		3,595,560
Pharmaceuticals – 3.5%
Johnson & Johnson	28,260	3,429,068
Zoetis, Inc.	66,750	5,686,433

		9,115,501
Semiconductors & Semiconductor Equipment – 3.3%
QUALCOMM, Inc.	69,360	3,892,483
Texas Instruments, Inc.	43,800	4,828,950

		8,721,433
Software – 14.4%
Adobe Systems, Inc.(1)	32,750	7,984,777
Microsoft Corp.	109,990	10,846,114
Oracle Corp.	117,030	5,156,342
Red Hat, Inc.(1)	44,880	6,030,526
Splunk, Inc.(1)	43,730	4,334,080
VMware, Inc., Class A(1)	22,690	3,334,749

		37,686,588
Specialty Retail – 2.5%
The Home Depot, Inc.	33,470	6,529,997

		6,529,997

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	30,920	$5,723,601

		5,723,601
Trading Companies & Distributors – 2.1%
WW Grainger, Inc.	18,120	5,588,208

		5,588,208
Total Common Stocks (Cost $244,441,822)		258,132,034

	Principal Amount	Value
Short–Term Investment – 1.5%
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $4,021,117, due 7/2/2018(2)	$4,021,000	4,021,000
Total Repurchase Agreements (Cost $4,021,000)		4,021,000
Total Investments – 100.2% (Cost $248,462,822)		262,153,034
Liabilities in excess of other assets – (0.2)%		(610,115)
Total Net Assets – 100.0%		$261,542,919

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$4,095,000	$4,106,048

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$258,132,034	$—	$—	$258,132,034
Repurchase Agreements	—	4,021,000	—	4,021,000
Total	$258,132,034	$4,021,000	$—	$262,153,034

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$262,153,034
Cash	85
Dividends/interest receivable	91,874
Foreign tax reclaims receivable	16,502
Prepaid expenses	2,011

Total Assets	262,263,506

Liabilities
Payable for investments purchased	441,333
Investment advisory fees payable	138,967
Distribution fees payable	55,131
Payable for fund shares redeemed	45,921
Accrued custodian and accounting fees	18,717
Accrued audit fees	14,862
Accrued expenses and other liabilities	5,656

Total Liabilities	720,587

Total Net Assets	$261,542,919

Net Assets Consist of:
Paid-in capital	$244,412,656
Accumulated net investment income/(loss)	93,837
Accumulated net realized gain/(loss) from investments	3,346,214
Net unrealized appreciation/(depreciation) on investments	13,690,212

Total Net Assets	$261,542,919

Investments, at Cost	$248,462,822

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	19,488,207
Net Asset Value Per Share	$13.42

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$711,671
Interest	4,918
Withholding taxes on foreign dividends	(15,926)

Total Investment Income	700,663

Expenses
Investment advisory fees	369,981
Distribution fees	156,633
Trustees’ and officers’ fees	46,894
Professional fees	26,861
Custodian and accounting fees	16,931
Administrative fees	11,152
Transfer agent fees	7,886
Shareholder reports	3,376
Other expenses	10,679

Total Expenses	650,393

Less: Fees waived	(48,706)

Net expenses before Adviser recoupment	601,687
Expenses recouped by Adviser	24,843

Total Expenses, Net	626,530

Net Investment Income/(Loss)	74,133

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	1,979,781
Net change in unrealized appreciation/ (depreciation) on investments	11,556,189

Net Gain on Investments	13,535,970

Net Increase in Net Assets Resulting from Operations	$13,610,103

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$74,133	$13,841
Net realized gain/(loss) from investments	1,979,781	1,368,660
Net change in unrealized appreciation/(depreciation) on investments	11,556,189	2,012,222

Net Increase in Net Assets Resulting from Operations	13,610,103	3,394,723

Capital Share Transactions
Proceeds from sales of shares	245,543,832	5,559,941
Cost of shares redeemed	(9,556,837)	(6,787,106)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	235,986,995	(1,227,165)

Net Increase in Net Assets	249,597,098	2,167,558

Net Assets
Beginning of period	11,945,821	9,778,263

End of period	$261,542,919	$11,945,821

Accumulated Net Investment Income Included in Net Assets	$93,837	$19,704

Other Information:
Shares
Sold	19,269,611	518,039
Redeemed	(718,834)	(540,548)

Net Increase/(Decrease)	18,550,777	(22,509)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.74	$0.01	$0.67	$0.68	$13.42	5.34%	(4)
Year Ended 12/31/17	10.19	0.01	2.54	2.55	12.74	25.02%
Period Ended 12/31/16(5)	10.00	0.01	0.18	0.19	10.19	1.90%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
$261,543	1.00%	(4)	1.04%	(4)	0.12%	(4)	0.08%	(4)	12%	(4)
11,946	1.00%		1.95%		0.09%		(0.86)%		51%
9,778	1.00%	(4)	3.08%	(4)	0.26%	(4)	(1.82)%	(4)	4%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $48,706.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. During the six months ended June 30, 2018, Park Avenue recouped previously waived or reimbursed expenses in the amount of $24,843. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$229,069	$47,223	$146,810	$35,036

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $156,633 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $247,018,736 and $14,066,710, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month

LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27 — 28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/ GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8175

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $221,346,913

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Apple, Inc.	5.62%
Amazon.com, Inc.	5.01%
Alphabet, Inc., Class A	4.36%
Facebook, Inc., Class A	4.11%
MasterCard, Inc., Class A	3.60%
Microsoft Corp.	3.31%
UnitedHealth Group, Inc.	2.56%
The Boeing Co.	2.44%
NIKE, Inc., Class B	2.27%
Alphabet, Inc., Class C	1.98%
Total	35.26%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$1,087.60	$4.55	0.88%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 2.4%
The Boeing Co.	16,089	$5,398,020

		5,398,020
Airlines – 0.5%
United Continental Holdings, Inc.(1)	17,091	1,191,755

		1,191,755
Banks – 0.8%
SVB Financial Group(1)	6,037	1,743,244

		1,743,244
Beverages – 1.3%
Monster Beverage Corp.(1)	49,698	2,847,695

		2,847,695
Biotechnology – 2.5%
Biogen, Inc.(1)	5,168	1,499,960
Incyte Corp.(1)	10,680	715,560
Seattle Genetics, Inc.(1)	21,405	1,421,078
Vertex Pharmaceuticals, Inc.(1)	11,104	1,887,236

		5,523,834
Building Products – 0.7%
Fortune Brands Home & Security, Inc.	31,039	1,666,484

		1,666,484
Capital Markets – 2.4%
BlackRock, Inc.	3,245	1,619,385
Intercontinental Exchange, Inc.	27,852	2,048,514
MarketAxess Holdings, Inc.	7,937	1,570,415

		5,238,314
Chemicals – 1.7%
PPG Industries, Inc.	24,404	2,531,427
The Sherwin-Williams Co.	3,022	1,231,677

		3,763,104
Consumer Finance – 0.9%
Capital One Financial Corp.	20,977	1,927,786

		1,927,786
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	54,650	2,749,442

		2,749,442
Electrical Equipment – 1.6%
AMETEK, Inc.	27,528	1,986,421
Eaton Corp. PLC	20,557	1,536,430

		3,522,851
Electronic Equipment, Instruments & Components – 1.4%
CDW Corp.	20,605	1,664,678
IPG Photonics Corp.(1)	6,912	1,524,995

		3,189,673
Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	15,267	3,190,498

		3,190,498

June 30, 2018 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 4.1%
Baxter International, Inc.	41,041	$3,030,467
Boston Scientific Corp.(1)	69,028	2,257,216
Hologic, Inc.(1)	45,475	1,807,631
Medtronic PLC	22,990	1,968,174

		9,063,488
Health Care Providers & Services – 2.6%
UnitedHealth Group, Inc.	23,111	5,670,053

		5,670,053
Hotels, Restaurants & Leisure – 1.1%
Hilton Worldwide Holdings, Inc.	30,486	2,413,272

		2,413,272
Household Durables – 0.9%
Mohawk Industries, Inc.(1)	9,373	2,008,353

		2,008,353
Household Products – 0.9%
Colgate-Palmolive Co.	29,572	1,916,561

		1,916,561
Insurance – 0.8%
The Allstate Corp.	20,366	1,858,805

		1,858,805
Internet & Direct Marketing Retail – 9.3%
Amazon.com, Inc.(1)	6,527	11,094,594
Booking Holdings, Inc.(1)	1,918	3,887,959
Netflix, Inc.(1)	9,387	3,674,353
Wayfair, Inc., Class A(1)	15,660	1,859,782

		20,516,688
Internet Software & Services – 12.1%
Alphabet, Inc., Class A(1)	8,553	9,657,962
Alphabet, Inc., Class C(1)	3,930	4,384,504
Facebook, Inc., Class A(1)	46,858	9,105,447
GoDaddy, Inc., Class A(1)	52,032	3,673,459

		26,821,372
IT Services – 7.9%
Cognizant Technology Solutions Corp., Class A	21,177	1,672,771
FleetCor Technologies, Inc.(1)	12,247	2,579,831
Global Payments, Inc.	22,580	2,517,444
MasterCard, Inc., Class A	40,495	7,958,078
PayPal Holdings, Inc.(1)	33,367	2,778,470

		17,506,594
Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	13,953	2,890,224

		2,890,224
Machinery – 3.5%
Gardner Denver Holdings, Inc.(1)	35,788	1,051,809
Illinois Tool Works, Inc.	13,863	1,920,580
Nordson Corp.	12,404	1,592,798
Snap-on, Inc.	11,810	1,898,103
The Middleby Corp.(1)	11,446	1,195,192

		7,658,482

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Media – 1.8%
Comcast Corp., Class A	122,165	$4,008,234

		4,008,234
Multiline Retail – 1.3%
Dollar Tree, Inc.(1)	33,147	2,817,495

		2,817,495
Oil, Gas & Consumable Fuels – 0.8%
Continental Resources, Inc.(1)	27,507	1,781,353

		1,781,353
Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A	15,173	2,165,035

		2,165,035
Pharmaceuticals – 1.7%
Allergan PLC	11,782	1,964,295
Bristol-Myers Squibb Co.	34,835	1,927,769

		3,892,064
Professional Services – 1.2%
Equifax, Inc.	8,934	1,117,733
IHS Markit Ltd.(1)	29,374	1,515,404

		2,633,137
Road & Rail – 1.5%
JB Hunt Transport Services, Inc.	13,428	1,632,174
Norfolk Southern Corp.	11,082	1,671,941

		3,304,115
Semiconductors & Semiconductor Equipment – 3.3%
Advanced Micro Devices, Inc.(1)	130,313	1,953,392
Lam Research Corp.	11,114	1,921,055
Micron Technology, Inc.(1)	35,724	1,873,366
ON Semiconductor Corp.(1)	70,242	1,561,831

		7,309,644
Software – 10.6%
Adobe Systems, Inc.(1)	15,907	3,878,286
Guidewire Software, Inc.(1)	18,855	1,673,947
Microsoft Corp.	74,331	7,329,780
salesforce.com, Inc.(1)	30,338	4,138,103
ServiceNow, Inc.(1)	11,719	2,021,176
SS&C Technologies Holdings, Inc.	36,342	1,886,150
Workday, Inc., Class A(1)	20,921	2,533,951

		23,461,393

June 30, 2018 (unaudited)	Shares	Value
Specialty Retail – 1.4%
The TJX Cos., Inc.	31,699	$3,017,111

		3,017,111
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	67,182	12,436,060
NetApp, Inc.	36,342	2,853,937

		15,289,997
Textiles, Apparel & Luxury Goods – 4.6%
NIKE, Inc., Class B	62,946	5,015,537
Under Armour, Inc., Class C(1)	98,645	2,079,437
VF Corp.	36,976	3,014,283

		10,109,257
Total Common Stocks (Cost $205,331,948)		220,065,427

	Principal Amount	Value
Short–Term Investment – 0.7%
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $1,416,041, due 7/2/2018(2)	$1,416,000	1,416,000
Total Repurchase Agreements (Cost $1,416,000)		1,416,000
Total Investments – 100.1% (Cost $206,747,948)		221,481,427
Liabilities in excess of other assets – (0.1)%		(134,514)
Total Net Assets – 100.0%		$221,346,913

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$1,445,000	$1,448,899

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$220,065,427	$—	$—	$220,065,427
Repurchase Agreements	—	1,416,000	—	1,416,000
Total	$220,065,427	$1,416,000	$—	$221,481,427

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$221,481,427
Cash	526
Receivable for investments sold	327,397
Dividends/interest receivable	43,561
Reimbursement receivable from adviser	19,240
Prepaid expenses	1,471

Total Assets	221,873,622

Liabilities
Payable for investments purchased	271,852
Investment advisory fees payable	110,193
Payable for fund shares redeemed	58,219
Distribution fees payable	46,528
Accrued custodian and accounting fees	18,989
Accrued audit fees	14,862
Accrued expenses and other liabilities	6,066

Total Liabilities	526,709

Total Net Assets	$221,346,913

Net Assets Consist of:
Paid-in capital	$202,023,101
Accumulated net investment income/(loss)	(25,772)
Accumulated net realized gain/(loss) from investments	4,616,105
Net unrealized appreciation/(depreciation) on investments	14,733,479

Total Net Assets	$221,346,913

Investments, at Cost	$206,747,948

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	16,067,770
Net Asset Value Per Share	$13.78

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$391,968
Interest	3,193

Total Investment Income	395,161

Expenses
Investment advisory fees	313,124
Distribution fees	131,888
Trustees’ and officers’ fees	36,979
Professional fees	24,578
Custodian and accounting fees	16,751
Administrative fees	11,065
Transfer agent fees	7,675
Shareholder reports	2,192
Other expenses	8,692

Total Expenses	552,944

Less: Fees waived	(90,890)

Total Expenses, Net	462,054

Net Investment Income/(Loss)	(66,893)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	3,231,542
Net change in unrealized appreciation/(depreciation) on investments	13,202,900

Net Gain on Investments	16,434,442

Net Increase in Net Assets Resulting from Operations	$16,367,549

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$(66,893)	$33,229
Net realized gain/(loss) from investments	3,231,542	1,446,500
Net change in unrealized appreciation/(depreciation) on investments	13,202,900	1,553,217

Net Increase in Net Assets Resulting from Operations	16,367,549	3,032,946

Capital Share Transactions
Proceeds from sales of shares	210,961,659	3,969,855
Cost of shares redeemed	(14,503,087)	(6,647,250)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	196,458,572	(2,677,395)

Net Increase in Net Assets	212,826,121	355,551

Net Assets
Beginning of period	8,520,792	8,165,241

End of period	$221,346,913	$8,520,792

Accumulated Net Investment Income/(Loss) Included in Net Assets	$(25,772)	$41,121

Other Information:
Shares
Sold	16,467,333	375,170
Redeemed	(1,072,241)	(531,565)

Net Increase/(Decrease)	15,395,092	(156,395)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.67	$(0.01)	$1.12	$1.11	$13.78	8.76	%(4)
Year Ended 12/31/17	9.85	0.03	2.79	2.82	12.67	28.63%
Period Ended 12/31/16(5)	10.00	0.01	(0.16)	(0.15)	9.85	(1.50	)%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate
$221,347	0.88%	(4)	1.05%	(4)	(0.13	)%(4)	(0.30)%	(4)	24%	(4)
8,521	1.00%		2.08%		0.27%		(0.81)%		77%
8,165	1.00%	(4)	3.16%	(4)	0.39	%(4)	(1.77)%	(4)	42%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $90,890.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$230,335	$38,387	$134,778	$57,170

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $131,888 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $219,305,447 and $24,148,288, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (5th, 4th), Guardian Mid Cap

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/ GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8173

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $11,157,422

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Microsoft Corp.	4.48%
Facebook, Inc., Class A	3.36%
Apple, Inc.	2.98%
Amazon.com, Inc.	2.93%
Johnson & Johnson	2.65%
Wells Fargo & Co.	2.42%
Bank of America Corp.	2.35%
Intel Corp.	2.24%
Cisco Systems, Inc.	2.12%
The Boeing Co.	2.04%
Total	27.57%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$1,005.70	$4.77	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 3.0%
Lockheed Martin Corp.	71	$20,975
Textron, Inc.	937	61,758
The Boeing Co.	680	228,147
United Technologies Corp.	205	25,631

		336,511
Airlines – 0.6%
Delta Air Lines, Inc.	1,400	69,356

		69,356
Auto Components – 1.0%
Lear Corp.	607	112,787

		112,787
Automobiles – 0.5%
General Motors Co.	1,444	56,894

		56,894
Banks – 6.4%
Bank of America Corp.	9,310	262,449
Citigroup, Inc.	1,721	115,169
JPMorgan Chase & Co.	656	68,355
Wells Fargo & Co.	4,870	269,993

		715,966
Beverages – 2.3%
Molson Coors Brewing Co., Class B	1,455	98,998
PepsiCo, Inc.	1,405	152,963

		251,961
Biotechnology – 2.3%
Biogen, Inc.(1)	585	169,790
Celgene Corp.(1)	1,086	86,250

		256,040
Building Products – 0.3%
Owens Corning	518	32,826

		32,826
Capital Markets – 1.4%
Morgan Stanley	3,304	156,610

		156,610
Chemicals – 1.4%
CF Industries Holdings, Inc.	3,463	153,757

		153,757
Communications Equipment – 2.1%
Cisco Systems, Inc.	5,496	236,493

		236,493
Consumer Finance – 2.5%
Discover Financial Services	2,312	162,788
Synchrony Financial	3,434	114,627

		277,415
Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc., Class B(1)	344	64,208

		64,208

June 30, 2018 (unaudited)	Shares	Value
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	1,787	$89,904

		89,904
Electric Utilities – 1.8%
Exelon Corp.	4,117	175,384
PPL Corp.	744	21,241

		196,625
Electrical Equipment – 1.4%
Eaton Corp. PLC	2,056	153,665

		153,665
Energy Equipment & Services – 1.0%
Schlumberger Ltd.	1,722	115,426

		115,426
Equity Real Estate Investment – 3.8%
Extra Space Storage, Inc. REIT	1,224	122,168
Host Hotels & Resorts, Inc. REIT	3,430	72,270
Life Storage, Inc. REIT	375	36,491
STORE Capital Corp. REIT	3,436	94,146
Weyerhaeuser Co. REIT	2,661	97,020

		422,095
Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	777	162,377
Walgreens Boots Alliance, Inc.	2,596	155,799

		318,176
Food Products – 1.7%
General Mills, Inc.	610	26,999
Tyson Foods, Inc., Class A	2,304	158,630

		185,629
Health Care Equipment & Supplies – 2.0%
Align Technology, Inc.(1)	78	26,687
Medtronic PLC	2,318	198,444

		225,131
Health Care Providers & Services – 3.5%
Express Scripts Holding Co.(1)	654	50,495
HCA Healthcare, Inc.	419	42,989
Humana, Inc.	517	153,875
McKesson Corp.	1,077	143,672

		391,031
Hotels, Restaurants & Leisure – 2.7%
Aramark	1,040	38,584
Hilton Worldwide Holdings, Inc.	1,457	115,336
Marriott International, Inc., Class A	1,201	152,047

		305,967
Household Products – 0.3%
Kimberly-Clark Corp.	271	28,547

		28,547
Independent Power and Renewable Electricity Producers – 1.2%
AES Corp.	8,776	117,686
Vistra Energy Corp.(1)	574	13,581

		131,267

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Industrial Conglomerates – 1.4%
Honeywell International, Inc.	1,105	$159,175

		159,175
Insurance – 3.7%
MetLife, Inc.	3,526	153,734
Prudential Financial, Inc.	1,403	131,194
The Allstate Corp.	1,260	115,000
The Hartford Financial Services Group, Inc.	344	17,589

		417,517
Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc.(1)	192	326,361
Booking Holdings, Inc.(1)	18	36,488

		362,849
Internet Software & Services – 7.3%
Alphabet, Inc., Class A(1)	191	215,675
Alphabet, Inc., Class C(1)	199	222,015
Facebook, Inc., Class A(1)	1,928	374,649

		812,339
IT Services – 3.1%
DXC Technology Co.	1,760	141,874
FleetCor Technologies, Inc.(1)	736	155,038
Global Payments, Inc.	244	27,203
MasterCard, Inc., Class A	102	20,045
Perspecta, Inc.	236	4,850

		349,010
Machinery – 0.6%
AGCO Corp.	423	25,685
Ingersoll-Rand PLC	472	42,352

		68,037
Media – 1.8%
Comcast Corp., Class A	6,098	200,075

		200,075
Oil, Gas & Consumable Fuels – 4.8%
Chevron Corp.	53	6,701
EOG Resources, Inc.	1,458	181,419
Exxon Mobil Corp.	680	56,256
Phillips 66	1,363	153,079
Pioneer Natural Resources Co.	112	21,195
Valero Energy Corp.	1,011	112,049

		530,699
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	864	47,814
Eli Lilly & Co.	2,278	194,382
Johnson & Johnson	2,436	295,584
Pfizer, Inc.	2,235	81,086

		618,866

June 30, 2018 (unaudited)	Shares	Value
Road & Rail – 2.0%
Kansas City Southern	190	$20,133
Union Pacific Corp.	1,462	207,136

		227,269
Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	5,031	250,091
NVIDIA Corp.	397	94,049

		344,140
Software – 7.3%
Adobe Systems, Inc.(1)	633	154,332
Electronic Arts, Inc.(1)	1,010	142,430
Microsoft Corp.	5,064	499,361
salesforce.com, Inc.(1)	176	24,006

		820,129
Specialty Retail – 1.4%
Best Buy Co., Inc.	569	42,436
Ross Stores, Inc.	1,089	92,293
Urban Outfitters, Inc.(1)	587	26,151

		160,880
Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	1,797	332,643
Hewlett Packard Enterprise Co.	6,037	88,200

		420,843
Tobacco – 1.8%
Philip Morris International, Inc.	2,509	202,577

		202,577
Trading Companies & Distributors – 1.3%
United Rentals, Inc.(1)	591	87,243
Univar, Inc.(1)	2,175	57,072

		144,315
Total Common Stocks (Cost $9,986,229)		11,123,007
Total Investments – 99.7% (Cost $9,986,229)		11,123,007
Assets in excess of other liabilities – 0.3%		34,415
Total Net Assets – 100.0%		$11,157,422

(1)	Non–income–producing security.

Legend:

REIT — Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,123,007	$—	$—	$11,123,007
Total	$11,123,007	$—	$—	$11,123,007

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$11,123,007
Cash	80,235
Receivable for investments sold	367,081
Reimbursement receivable from adviser	14,549
Dividends/interest receivable	9,086
Prepaid expenses	5,212

Total Assets	11,599,170

Liabilities
Payable for investments purchased	375,591
Accrued custodian and accounting fees	21,542
Accrued audit fees	14,862
Investment advisory fees payable	5,139
Distribution fees payable	2,336
Accrued trustees’ and officers’ fees	2,014
Accrued expenses and other liabilities	20,264

Total Liabilities	441,748

Total Net Assets	$11,157,422

Net Assets Consist of:
Paid-in capital	$7,071,503
Accumulated net investment income/(loss)	259,417
Accumulated net realized gain/(loss) from investments	2,689,724
Net unrealized appreciation/(depreciation) on investments	1,136,778

Total Net Assets	$11,157,422

Investments, at Cost	$9,986,229

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	903,375
Net Asset Value Per Share	$12.35

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$106,141
Interest	31

Total Investment Income	106,172

Expenses
Investment advisory fees	31,862
Trustees’ and officers’ fees	28,811
Professional fees	21,231
Custodian and accounting fees	19,512
Distribution fees	14,483
Administrative fees	11,413
Transfer agent fees	7,364
Insurance expense	6,391
Shareholder reports	3,201
Other expenses	3,317

Total Expenses	147,585

Less: Fees waived	(91,971)

Total Expenses, Net	55,614

Net Investment Income/(Loss)	50,558

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	452,652
Net change in unrealized appreciation/(depreciation) on investments	(437,836)

Net Gain on Investments	14,816

Net Increase in Net Assets Resulting from Operations	$65,374

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$50,558	$173,122
Net realized gain/(loss) from investments	452,652	2,237,849
Net change in unrealized appreciation/(depreciation) on investments	(437,836)	1,305,018

Net Increase in Net Assets Resulting from Operations	65,374	3,715,989

Capital Share Transactions
Proceeds from sales of shares	188,886	5,574,156
Cost of shares redeemed	(1,267,430)	(12,034,790)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,078,544)	(6,460,634)

Net Decrease in Net Assets	(1,013,170)	(2,744,645)

Net Assets
Beginning of period	12,170,592	14,915,237

End of period	$11,157,422	$12,170,592

Accumulated Net Investment Income Included in Net Assets	$259,417	$208,859

Other Information:
Shares
Sold	15,481	519,309
Redeemed	(103,035)	(984,873)

Net Decrease	(87,554)	(465,564)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.28	$0.05	$0.02	$0.07	$12.35	0.57%	(4)
Year Ended 12/31/17	10.24	0.09	1.95	2.04	12.28	19.92%
Period Ended 12/31/16(5)	10.00	0.03	0.21	0.24	10.24	2.40%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate
$11,157	0.96%	(4)	2.55%	(4)	0.87%	(4)	(0.72)%	(4)	35%	(4)
12,171	0.96%		1.91%		0.84%		(0.11)%		80%
14,915	0.96%	(4)	2.65%	(4)	0.92%	(4)	(0.77)%	(4)	15%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% up to $100 million, 0.50% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $91,971.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$366,033	$91,971	$194,792	$79,270

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $14,483 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $4,013,586 and $4,994,069, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/ GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8170

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $ 171,917,452

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Microsoft Corp.	3.17%
Alphabet, Inc., Class A	3.04%
Amazon.com, Inc.	3.01%
Apple, Inc.	3.00%
Bank of America Corp.	2.51%
Facebook, Inc., Class A	2.21%
Visa, Inc., Class A	1.83%
Citigroup, Inc.	1.74%
The Home Depot, Inc.	1.73%
The Coca-Cola Co.	1.53%
Total	23.77%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$1,020.60	$5.11	1.02%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 95.8%
Aerospace & Defense – 2.6%
Raytheon Co.	7,566	$1,461,600
Textron, Inc.	18,267	1,203,978
The Boeing Co.	5,493	1,842,956

		4,508,534
Automobiles – 1.1%
General Motors Co.	47,366	1,866,220

		1,866,220
Banks – 5.5%
Bank of America Corp.	152,824	4,308,109
Citigroup, Inc.	44,801	2,998,083
JPMorgan Chase & Co.	20,135	2,098,067

		9,404,259
Beverages – 2.6%
Constellation Brands, Inc., Class A	1,381	302,259
PepsiCo, Inc.	13,687	1,490,104
The Coca-Cola Co.	60,101	2,636,030

		4,428,393
Biotechnology – 2.8%
Alexion Pharmaceuticals, Inc.(1)	7,257	900,956
Amgen, Inc.	5,141	948,977
Biogen, Inc.(1)	1,257	364,832
Gilead Sciences, Inc.	24,790	1,756,124
Vertex Pharmaceuticals, Inc.(1)	5,392	916,424

		4,887,313
Building Products – 0.1%
AO Smith Corp.	3,643	215,483

		215,483
Capital Markets – 5.7%
BlackRock, Inc.	2,650	1,322,456
E*TRADE Financial Corp.(1)	27,030	1,653,155
Intercontinental Exchange, Inc.	10,432	767,273
Invesco Ltd.	17,771	471,998
Investment Technology Group, Inc.	19,116	399,907
KKR & Co. LP	83,459	2,073,956
Raymond James Financial, Inc.	10,881	972,217
The Goldman Sachs Group, Inc.	9,633	2,124,751

		9,785,713
Chemicals – 2.7%
DowDuPont, Inc.	32,562	2,146,487
Ecolab, Inc.	1,090	152,960
FMC Corp.	9,456	843,570
PPG Industries, Inc.	666	69,084
The Sherwin-Williams Co.	3,064	1,248,795
WR Grace & Co.	2,840	208,200

		4,669,096
Commercial Services & Supplies – 0.7%
Waste Connections, Inc.	15,189	1,143,428

		1,143,428

June 30, 2018 (unaudited)	Shares	Value
Construction Materials – 0.3%
Summit Materials, Inc., Class A(1)	17,915	$470,269

		470,269
Containers & Packaging – 0.3%
Ball Corp.	13,626	484,404

		484,404
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	62,041	1,992,137
Verizon Communications, Inc.	37,849	1,904,183

		3,896,320
Electric Utilities – 2.5%
American Electric Power Co., Inc.	19,165	1,327,176
Duke Energy Corp.	7,113	562,496
Edison International	4,761	301,229
Exelon Corp.	26,780	1,140,828
NextEra Energy, Inc.	5,477	914,823
PG&E Corp.	2,374	101,038

		4,347,590
Electrical Equipment – 1.1%
Emerson Electric Co.	28,070	1,940,760

		1,940,760
Equity Real Estate Investment – 0.8%
American Tower Corp. REIT	4,391	633,051
Gaming and Leisure Properties, Inc. REIT	20,758	743,136

		1,376,187
Food & Staples Retailing – 2.3%
BJ’s Wholesale Club Holdings, Inc.(1)	16,703	395,026
Costco Wholesale Corp.	5,145	1,075,202
The Kroger Co.	23,712	674,607
Walgreens Boots Alliance, Inc.	11,139	668,507
Walmart, Inc.	12,882	1,103,343

		3,916,685
Food Products – 1.3%
Archer-Daniels-Midland Co.	1,517	69,524
Kellogg Co.	11,749	820,902
McCormick & Co., Inc.	8,854	1,027,861
The Kraft Heinz Co.	3,996	251,029

		2,169,316
Health Care Equipment & Supplies – 4.4%
Baxter International, Inc.	9,725	718,094
Becton Dickinson and Co.	8,664	2,075,548
Boston Scientific Corp.(1)	36,038	1,178,442
Danaher Corp.	22,227	2,193,360
DENTSPLY SIRONA, Inc.	8,014	350,773
Intuitive Surgical, Inc.(1)	1,521	727,768
The Cooper Cos., Inc.	988	232,625

		7,476,610

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Health Care Providers & Services – 2.1%
Cigna Corp.	7,440	$1,264,428
McKesson Corp.	3,184	424,746
UnitedHealth Group, Inc.	8,077	1,981,611

		3,670,785
Hotels, Restaurants & Leisure – 2.0%
Chipotle Mexican Grill, Inc.(1)	1,760	759,211
Hilton Worldwide Holdings, Inc.	11,448	906,224
Restaurant Brands International, Inc.	6,675	402,503
Wynn Resorts Ltd.	4,148	694,126
Yum China Holdings, Inc.	18,164	698,587

		3,460,651
Household Products – 1.3%
Church & Dwight Co., Inc.	9,460	502,894
The Procter & Gamble Co.	22,006	1,717,788

		2,220,682
Independent Power and Renewable Electricity Producers – 0.6%
NRG Energy, Inc.	31,557	968,800

		968,800
Industrial Conglomerates – 2.2%
Honeywell International, Inc.	17,292	2,490,913
Roper Technologies, Inc.	4,897	1,351,131

		3,842,044
Insurance – 2.7%
American International Group, Inc.	16,348	866,771
Assured Guaranty Ltd.	32,898	1,175,446
Chubb Ltd.	6,460	820,549
Prudential PLC (United Kingdom)	78,129	1,785,146

		4,647,912
Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc.(1)	3,046	5,177,591
Booking Holdings, Inc.(1)	707	1,433,152

		6,610,743
Internet Software & Services – 6.3%
Alibaba Group Holding Ltd., ADR(1)	3,891	721,897
Alphabet, Inc., Class A(1)	4,621	5,217,987
Facebook, Inc., Class A(1)	19,547	3,798,373
GoDaddy, Inc., Class A(1)	6,462	456,217
Tencent Holdings Ltd., ADR	12,733	639,834

		10,834,308
IT Services – 3.3%
DXC Technology Co.	22,919	1,847,500
Fidelity National Information Services, Inc.	6,387	677,214
Visa, Inc., Class A	23,807	3,153,237

		5,677,951
Life Sciences Tools & Services – 0.3%
Mettler-Toledo International, Inc.(1)	995	575,737

		575,737

June 30, 2018 (unaudited)	Shares	Value
Machinery – 1.5%
Deere & Co.	3,463	$484,127
Dover Corp.	9,392	687,495
Fortive Corp.	18,502	1,426,689
KION Group AG (Germany)	448	32,192

		2,630,503
Media – 1.8%
Charter Communications, Inc., Class A(1)	3,848	1,128,272
Comcast Corp., Class A	28,397	931,706
DISH Network Corp., Class A(1)	18,905	635,397
The Walt Disney Co.	4,059	425,424

		3,120,799
Metals & Mining – 0.2%
Alcoa Corp.(1)	8,365	392,151

		392,151
Multi-Utilities – 0.5%
Ameren Corp.	4,673	284,352
Dominion Energy, Inc.	9,138	623,029

		907,381
Oil, Gas & Consumable Fuels – 6.5%
Anadarko Petroleum Corp.	9,409	689,209
BP PLC (United Kingdom)	250,047	1,903,913
Cairn Energy PLC (United Kingdom)(1)	204,866	675,609
Cenovus Energy, Inc. (Canada)	127,796	1,326,905
ConocoPhillips	10,787	750,991
Exxon Mobil Corp.	20,143	1,666,430
Kinder Morgan, Inc.	87,627	1,548,369
Noble Energy, Inc.	17,411	614,260
Seven Generations Energy Ltd., Class A (Canada)(1)	49,569	546,347
TOTAL S.A. (France)	24,725	1,503,560

		11,225,593
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	23,299	1,289,367
Jazz Pharmaceuticals PLC(1)	4,313	743,130
Johnson & Johnson	10,618	1,288,388
Merck & Co., Inc.	27,906	1,693,894
Pfizer, Inc.	28,503	1,034,089

		6,048,868
Road & Rail – 0.8%
Norfolk Southern Corp.	9,131	1,377,594

		1,377,594
Semiconductors & Semiconductor Equipment – 4.8%
Applied Materials, Inc.	34,456	1,591,523
Intel Corp.	19,026	945,782
NXP Semiconductors N.V.(1)	6,572	718,122
ON Semiconductor Corp.(1)	63,368	1,408,987
QUALCOMM, Inc.	44,147	2,477,530
Texas Instruments, Inc.	10,050	1,108,013

		8,249,957

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Software – 6.0%
Activision Blizzard, Inc.	30,728	$2,345,161
Everbridge, Inc.(1)	12,425	589,193
Microsoft Corp.	55,226	5,445,836
Oracle Corp.	23,915	1,053,695
salesforce.com, Inc.(1)	6,628	904,059

		10,337,944
Specialty Retail – 3.1%
Advance Auto Parts, Inc.	3,379	458,530
Burlington Stores, Inc.(1)	2,356	354,649
O’Reilly Automotive, Inc.(1)	2,051	561,092
The Home Depot, Inc.	15,266	2,978,397
The TJX Cos., Inc.	9,463	900,688

		5,253,356
Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	27,810	5,147,909

		5,147,909
Textiles, Apparel & Luxury Goods – 0.3%
NIKE, Inc., Class B	6,193	493,458

		493,458
Total Common Stocks (Cost $159,126,115)		164,681,706
Exchange–Traded Funds – 1.4%
SPDR S&P500 ETF Trust	8,956	2,429,584

Total Exchange–Traded Funds (Cost $2,344,660)		2,429,584

June 30, 2018 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.8%
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $3,012,088, due 7/2/2018(2)	$3,012,000	$3,012,000
Total Repurchase Agreements (Cost $3,012,000)		3,012,000
Total Investments – 99.0% (Cost $164,482,775)		170,123,290
Assets in excess of other liabilities – 1.0%		1,794,162
Total Net Assets – 100.0%		$171,917,452

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$3,065,000	$3,073,269

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$158,781,286	$5,900,420	*	$—	$164,681,706
Exchange–Traded Funds	2,429,584	—		—	2,429,584
Repurchase Agreements	—	3,012,000		—	3,012,000
Total	$161,210,870	$8,912,420		$—	$170,123,290

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$170,123,290
Cash	66
Receivable for investments sold	4,772,897
Dividends/interest receivable	88,495
Foreign tax reclaims receivable	1,458
Reimbursement receivable from adviser	378
Prepaid expenses	2,795

Total Assets	174,989,379

Liabilities
Payable for investments purchased	2,854,481
Investment advisory fees payable	86,231
Accrued custodian and accounting fees	44,717
Distribution fees payable	35,930
Payable for fund shares redeemed	20,511
Accrued audit fees	14,862
Accrued trustees’ and officers’ fees	884
Accrued expenses and other liabilities	14,311

Total Liabilities	3,071,927

Total Net Assets	$171,917,452

Net Assets Consist of:
Paid-in capital	$162,512,866
Accumulated net investment income/(loss)	397,841
Accumulated net realized gain/(loss) from investments and foreign currency transactions	3,365,998
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	5,640,747

Total Net Assets	$171,917,452

Investments, at Cost	$164,482,775

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	13,311,548
Net Asset Value Per Share	$12.91

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$696,866
Interest	3,637
Withholding taxes on foreign dividends	(8,081)

Total Investment Income	692,422

Expenses
Investment advisory fees	252,050
Distribution fees	105,021
Trustees’ and officers’ fees	40,222
Custodian and accounting fees	36,984
Professional fees	24,660
Administrative fees	11,164
Transfer agent fees	7,669
Shareholder reports	3,100
Other expenses	9,917

Total Expenses	490,787
Less: Fees waived	(64,286)

Total Expenses, Net	426,501

Net Investment Income/(Loss)	265,921

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	1,910,228
Net realized gain/(loss) from foreign currency transactions	1,920
Net change in unrealized appreciation/(depreciation) on investments	3,904,205
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	174

Net Gain on Investments and Foreign Currency Transactions	5,816,527

Net Increase in Net Assets Resulting from Operations	$6,082,448

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$265,921	$106,484
Net realized gain/(loss) from investments and foreign currency transactions	1,912,148	1,457,659
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	3,904,379	1,465,012

Net Increase in Net Assets Resulting from Operations	6,082,448	3,029,155

Capital Share Transactions
Proceeds from sales of shares	157,842,649	5,773,745
Cost of shares redeemed	(4,136,911)	(6,812,524)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	153,705,738	(1,038,779)

Net Increase in Net Assets	159,788,186	1,990,376

Net Assets
Beginning of period	12,129,266	10,138,890

End of period	$171,917,452	$12,129,266

Accumulated Net Investment Income Included in Net Assets	$397,841	$131,920

Other Information:
Shares
Sold	12,675,141	526,654
Redeemed	(322,152)	(545,718)

Net Increase/(Decrease)	12,352,989	(19,064)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.65	$0.04	$0.22	$0.26	$12.91	2.06%	(4)
Year Ended 12/31/17	10.37	0.08	2.20	2.28	12.65	21.99%
Period Ended 12/31/16(5)	10.00	0.04	0.33	0.37	10.37	3.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
$171,917	1.02%	(4)	1.17%	(4)	0.63%	(4)	0.48%	(4)	74%	(4)
12,129	0.96%		2.43%		0.67%		(0.80)%		154%
10,139	0.96%	(4)	3.07%	(4)	1.12%	(4)	(0.99)%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.02% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $64,286.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$354,298	$60,975	$232,223	$61,100

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $105,021 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $208,688,976 and $58,244,924, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/ GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8168

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $212,118,030

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Bank of America Corp.	4.27%
JPMorgan Chase & Co.	3.89%
Berkshire Hathaway, Inc., Class B	3.88%
Johnson & Johnson	3.76%
Citigroup, Inc.	3.58%
Cisco Systems, Inc.	3.25%
Wells Fargo & Co.	3.18%
Chevron Corp.	2.90%
Pfizer, Inc.	2.61%
Royal Dutch Shell PLC, Class A, ADR	2.22%
Total	33.54%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$964.20	$4.72	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 99.0%
Aerospace & Defense – 3.3%
Raytheon Co.	4,643	$896,935
The Boeing Co.	6,580	2,207,656
United Technologies Corp.	31,146	3,894,184

		6,998,775
Airlines – 2.2%
Delta Air Lines, Inc.	54,379	2,693,936
Southwest Airlines Co.	37,108	1,888,055

		4,581,991
Auto Components – 0.4%
BorgWarner, Inc.	21,939	946,887

		946,887
Automobiles – 0.6%
Fiat Chrysler Automobiles N.V.(1)	70,699	1,335,504

		1,335,504
Banks – 17.3%
Bank of America Corp.	321,395	9,060,125
Citigroup, Inc.	113,640	7,604,789
JPMorgan Chase & Co.	79,147	8,247,117
KeyCorp	77,865	1,521,482
Lloyds Banking Group PLC, ADR	353,537	1,177,278
Regions Financial Corp.	137,278	2,440,803
Wells Fargo & Co.	121,774	6,751,151

		36,802,745
Beverages – 0.7%
Coca-Cola European Partners PLC	35,652	1,448,897

		1,448,897
Biotechnology – 1.2%
Gilead Sciences, Inc.	37,078	2,626,606

		2,626,606
Building Products – 0.3%
Owens Corning	10,138	642,445

		642,445
Capital Markets – 1.9%
TD Ameritrade Holding Corp.	20,515	1,123,606
The Goldman Sachs Group, Inc.	12,759	2,814,253

		3,937,859
Chemicals – 2.0%
FMC Corp.	13,283	1,184,976
Methanex Corp.	26,281	1,858,067
Nutrien Ltd.	23,138	1,258,245

		4,301,288
Communications Equipment – 3.3%
Cisco Systems, Inc.	160,453	6,904,293

		6,904,293

June 30, 2018 (unaudited)	Shares	Value
Construction Materials – 1.1%
Cemex S.A.B. de C.V., ADR(1)	150,033	$984,217
CRH PLC, ADR	38,161	1,348,991

		2,333,208
Consumer Finance – 3.1%
American Express Co.	25,834	2,531,732
Capital One Financial Corp.	19,130	1,758,047
Discover Financial Services	33,936	2,389,434

		6,679,213
Containers & Packaging – 0.8%
WestRock Co.	31,457	1,793,678

		1,793,678
Diversified Financial Services – 3.9%
Berkshire Hathaway, Inc., Class B(1)	44,102	8,231,638

		8,231,638
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	49,737	2,502,268

		2,502,268
Electric Utilities – 0.6%
Edison International	20,961	1,326,202

		1,326,202
Electrical Equipment – 1.3%
ABB Ltd., ADR	42,326	921,437
Eaton Corp. PLC	23,218	1,735,313

		2,656,750
Electronic Equipment, Instruments & Components – 2.1%
Avnet, Inc.	16,737	717,850
TE Connectivity Ltd.	42,254	3,805,395

		4,523,245
Energy Equipment & Services – 0.3%
Apergy Corp.(1)	13,380	558,615

		558,615
Equity Real Estate Investment – 1.6%
Equity Residential REIT	24,392	1,553,527
SL Green Realty Corp. REIT	19,000	1,910,070

		3,463,597
Health Care Providers & Services – 6.3%
Anthem, Inc.	9,261	2,204,396
Cigna Corp.	13,234	2,249,118
CVS Health Corp.	53,385	3,435,325
Laboratory Corp. of America Holdings(1)	12,470	2,238,739
McKesson Corp.	14,722	1,963,915
UnitedHealth Group, Inc.	4,972	1,219,830

		13,311,323

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure – 1.0%
Wyndham Destinations, Inc.	23,042	$1,020,069
Wyndham Hotels & Resorts, Inc.	18,808	1,106,475

		2,126,544
Insurance – 4.9%
American International Group, Inc.	48,362	2,564,153
Chubb Ltd.	18,410	2,338,438
Everest Re Group Ltd.	7,237	1,667,984
The Allstate Corp.	36,883	3,366,312
XL Group Ltd.	8,096	452,971

		10,389,858
Internet & Direct Marketing Retail – 0.3%
Booking Holdings, Inc.(1)	282	571,639

		571,639
Internet Software & Services – 1.4%
Alphabet, Inc., Class A(1)	1,125	1,270,339
eBay, Inc.(1)	46,536	1,687,395

		2,957,734
IT Services – 1.2%
DXC Technology Co.	30,505	2,459,008

		2,459,008
Machinery – 1.9%
Cummins, Inc.	22,349	2,972,417
Dover Corp.	15,034	1,100,489

		4,072,906
Media – 1.6%
Comcast Corp., Class A	104,867	3,440,686

		3,440,686
Metals & Mining – 2.1%
Barrick Gold Corp.	69,444	911,800
Rio Tinto PLC, ADR	20,107	1,115,536
Steel Dynamics, Inc.	50,832	2,335,731

		4,363,067
Oil, Gas & Consumable Fuels – 12.9%
Andeavor	31,140	4,084,945
Chevron Corp.	48,602	6,144,751
Cimarex Energy Co.	14,774	1,503,107
ConocoPhillips	55,273	3,848,106
Energen Corp.(1)	16,651	1,212,526
EQT Corp.	29,556	1,630,900
Marathon Oil Corp.	82,231	1,715,338
Marathon Petroleum Corp.	35,923	2,520,358
Royal Dutch Shell PLC, Class A, ADR	67,952	4,704,317

		27,364,348

June 30, 2018 (unaudited)	Shares	Value
Pharmaceuticals – 9.0%
Johnson & Johnson	65,653	$7,966,335
Merck & Co., Inc.	65,801	3,994,121
Novartis AG, ADR	20,280	1,531,951
Pfizer, Inc.	152,614	5,536,836

		19,029,243
Software – 2.9%
Microsoft Corp.	19,938	1,966,086
Oracle Corp.	95,201	4,194,556

		6,160,642
Specialty Retail – 1.5%
Lowe’s Cos., Inc.	12,942	1,236,867
The Home Depot, Inc.	3,816	744,502
The TJX Cos., Inc.	11,513	1,095,807

		3,077,176
Technology Hardware, Storage & Peripherals – 2.8%
HP, Inc.	119,830	2,718,943
NetApp, Inc.	41,706	3,275,172

		5,994,115
Total Common Stocks (Cost $210,392,508)		209,913,993

	Principal Amount	Value
Short–Term Investment – 1.3%
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $2,841,083, due 7/2/2018(2)	$2,841,000	2,841,000
Total Repurchase Agreements (Cost $2,841,000)		2,841,000
Total Investments – 100.3% (Cost $213,233,508)		212,754,993
Liabilities in excess of other assets – (0.3)%		(636,963)
Total Net Assets – 100.0%		$212,118,030

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$2,895,000	$2,902,811

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$209,913,993	$—	$—	$209,913,993
Repurchase Agreements	—	2,841,000	—	2,841,000
Total	$209,913,993	$2,841,000	$—	$212,754,993

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$212,754,993
Cash	218
Dividends/interest receivable	176,627
Receivable for investments sold	111,112
Reimbursement receivable from adviser	9,033
Foreign tax reclaims receivable	1,254
Prepaid expenses	4,581

Total Assets	213,057,818

Liabilities
Payable for investments purchased	699,459
Investment advisory fees payable	110,966
Distribution fees payable	44,523
Payable for fund shares redeemed	34,527
Accrued custodian and accounting fees	23,628
Accrued audit fees	14,862
Accrued expenses and other liabilities	11,823

Total Liabilities	939,788

Total Net Assets	$212,118,030

Net Assets Consist of:
Paid-in capital	$209,340,083
Accumulated net investment income/(loss)	772,155
Accumulated net realized gain/(loss) from investments	2,484,307
Net unrealized appreciation/(depreciation) on investments	(478,515)

Total Net Assets	$212,118,030

Investments, at Cost	$213,233,508

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	17,122,489
Net Asset Value Per Share	$12.39

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$1,042,862
Interest	4,167
Withholding taxes on foreign dividends	(14,039)

Total Investment Income	1,032,990

Expenses
Investment advisory fees	329,736
Distribution fees	131,823
Trustees’ and officers’ fees	52,819
Professional fees	28,186
Custodian and accounting fees	20,658
Administrative fees	11,513
Transfer agent fees	8,048
Shareholder reports	3,917
Other expenses	13,776

Total Expenses	600,476

Less: Fees waived	(88,578)

Total Expenses, Net	511,898

Net Investment Income/(Loss)	521,092

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	81,924
Net change in unrealized appreciation/(depreciation) on investments	(2,988,359)

Net Loss on Investments	(2,906,435)

Net Decrease in Net Assets Resulting from Operations	$(2,385,343)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$521,092	$214,522
Net realized gain/(loss) from investments	81,924	2,523,556
Net change in unrealized appreciation/(depreciation) on investments	(2,988,359)	1,417,434

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,385,343)	4,155,512

Capital Share Transactions
Proceeds from sales of shares	203,662,596	7,437,169
Cost of shares redeemed	(5,064,001)	(12,768,870)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	198,598,595	(5,331,701)

Net Increase/(Decrease) in Net Assets	196,213,252	(1,176,189)

Net Assets
Beginning of period	15,904,778	17,080,967

End of period	$212,118,030	$15,904,778

Accumulated Net Investment Income Included in Net Assets	$772,155	$251,063

Other Information:
Shares
Sold	16,283,065	667,095
Redeemed	(398,457)	(1,013,270)

Net Increase/(Decrease)	15,884,608	(346,175)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.85	$0.06	$(0.52)	$(0.46)	$12.39	(3.58)%	(4)
Year Ended 12/31/17	10.78	0.10	1.97	2.07	12.85	19.20%
Period Ended 12/31/16(5)	10.00	0.03	0.75	0.78	10.78	7.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate
$212,118	0.97%	(4)	1.14%	(4)	0.99%	(4)	0.82%	(4)	24%	(4)
15,905	0.98%		1.91%		0.89%		(0.04)%		71%
17,081	0.98%	(4)	2.70%	(4)	0.88%	(4)	(0.84)%	(4)	19%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)	Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.98%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $88,578.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$369,985	$62,448	$222,461	$85,076

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $131,823 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $220,798,578 and $23,576,919, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8174

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $190,281,955

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Berkshire Hathaway, Inc., Class B	3.67%
JPMorgan Chase & Co.	3.60%
Citigroup, Inc.	3.03%
Verizon Communications, Inc.	2.92%
Pfizer, Inc.	2.88%
Walmart, Inc.	2.65%
Cisco Systems, Inc.	2.61%
Cigna Corp.	2.40%
Noble Energy, Inc.	2.26%
DR Horton, Inc.	2.23%
Total	28.25%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$982.90	$4.97	1.01%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 95.5%
Aerospace & Defense – 2.2%
Raytheon Co.	21,477	$4,148,927

		4,148,927
Airlines – 2.2%
Delta Air Lines, Inc.	35,262	1,746,879
Southwest Airlines Co.	46,284	2,354,930

		4,101,809
Auto Components – 0.8%
BorgWarner, Inc.	33,278	1,436,278

		1,436,278
Banks – 8.3%
Citigroup, Inc.	86,226	5,770,244
JPMorgan Chase & Co.	65,680	6,843,856
Wells Fargo & Co.	57,574	3,191,902

		15,806,002
Biotechnology – 3.4%
Biogen, Inc.(1)	10,942	3,175,806
Celgene Corp.(1)	4,926	391,223
Gilead Sciences, Inc.	40,963	2,901,819

		6,468,848
Capital Markets – 5.3%
Northern Trust Corp.	29,228	3,007,269
State Street Corp.	33,602	3,128,010
The Goldman Sachs Group, Inc.	17,629	3,888,429

		10,023,708
Communications Equipment – 3.1%
Cisco Systems, Inc.	115,289	4,960,886
F5 Networks, Inc.(1)	5,443	938,645

		5,899,531
Construction & Engineering – 0.9%
Jacobs Engineering Group, Inc.	25,919	1,645,597

		1,645,597
Diversified Financial Services – 3.7%
Berkshire Hathaway, Inc., Class B(1)	37,390	6,978,844

		6,978,844
Diversified Telecommunication Services – 4.2%
AT&T, Inc.	76,955	2,471,025
Verizon Communications, Inc.	110,570	5,562,777

		8,033,802
Electric Utilities – 1.1%
Exelon Corp.	48,999	2,087,357

		2,087,357
Energy Equipment & Services – 3.2%
Dril-Quip, Inc.(1)	21,703	1,115,534
National Oilwell Varco, Inc.	33,289	1,444,743
Oil States International, Inc.(1)	41,190	1,322,199
TechnipFMC PLC	69,149	2,194,789

		6,077,265

June 30, 2018 (unaudited)	Shares	Value
Equity Real Estate Investment – 0.9%
Liberty Property Trust REIT	38,360	$1,700,499

		1,700,499
Food & Staples Retailing – 4.5%
Walgreens Boots Alliance, Inc.	59,401	3,564,951
Walmart, Inc.	58,887	5,043,672

		8,608,623
Health Care Providers & Services – 4.9%
Aetna, Inc.	6,619	1,214,586
Anthem, Inc.	2,391	569,130
Cigna Corp.	26,832	4,560,098
Quest Diagnostics, Inc.	26,986	2,966,841

		9,310,655
Hotels, Restaurants & Leisure – 0.9%
Royal Caribbean Cruises Ltd.	17,082	1,769,695

		1,769,695
Household Durables – 2.9%
DR Horton, Inc.	103,607	4,247,887
Garmin Ltd.	22,205	1,354,505

		5,602,392
Insurance – 4.5%
Aflac, Inc.	1,014	43,622
Chubb Ltd.	12,150	1,543,293
FNF Group	50,645	1,905,265
Reinsurance Group of America, Inc.	12,028	1,605,498
The Allstate Corp.	37,642	3,435,585

		8,533,263
Internet & Direct Marketing Retail – 0.1%
Qurate Retail, Inc.(1)	10,255	217,611

		217,611
Internet Software & Services – 0.9%
eBay, Inc.(1)	48,733	1,767,059

		1,767,059
IT Services – 2.9%
Amdocs Ltd.	33,788	2,236,428
International Business Machines Corp.	23,967	3,348,190

		5,584,618
Machinery – 1.8%
Crane Co.	24,666	1,976,486
PACCAR, Inc.	23,233	1,439,517

		3,416,003
Media – 5.4%
Comcast Corp., Class A	94,564	3,102,645
Discovery, Inc., Class A(1)	108,013	2,970,357
Discovery, Inc., Class C(1)	24,539	625,745
The Walt Disney Co.	34,883	3,656,087

		10,354,834

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Metals & Mining – 2.5%
Newmont Mining Corp.	85,717	$3,232,388
Reliance Steel & Aluminum Co.	17,475	1,529,762

		4,762,150
Oil, Gas & Consumable Fuels – 6.9%
Apache Corp.	49,469	2,312,676
ConocoPhillips	51,408	3,579,025
Exxon Mobil Corp.	36,337	3,006,160
Noble Energy, Inc.	122,138	4,309,028

		13,206,889
Pharmaceuticals – 6.3%
Eli Lilly & Co.	44,422	3,790,529
Pfizer, Inc.	151,106	5,482,126
Roche Holding AG, ADR	96,990	2,679,834

		11,952,489
Real Estate Management & Development – 1.5%
CBRE Group, Inc., Class A(1)	60,530	2,889,702

		2,889,702
Road & Rail – 1.8%
Kansas City Southern	8,921	945,269
Norfolk Southern Corp.	17,096	2,579,274

		3,524,543
Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	58,841	2,924,986
QUALCOMM, Inc.	31,850	1,787,422

		4,712,408
Software – 0.8%
Microsoft Corp.	14,774	1,456,864

		1,456,864
Specialty Retail – 1.4%
Ross Stores, Inc.	11,958	1,013,441
Tractor Supply Co.	22,037	1,685,610

		2,699,051
Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.	8,102	1,499,761

		1,499,761

June 30, 2018 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
VF Corp.	30,227	$2,464,105

		2,464,105
Tobacco – 1.6%
Philip Morris International, Inc.	36,953	2,983,585

		2,983,585
Total Common Stocks (Cost $180,297,982)		181,724,767

	Principal Amount	Value
Short–Term Investment – 4.5%
Repurchase Agreements – 4.5%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $8,626,252, due 7/2/2018(2)	$8,626,000	8,626,000
Total Repurchase Agreements (Cost $8,626,000)		8,626,000
Total Investments – 100.0% (Cost $188,923,982)		190,350,767
Liabilities in excess of other assets – (0.0)%		(68,812)
Total Net Assets – 100.0%		$190,281,955

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$8,775,000	$8,798,675

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$181,724,767	$—	$—	$181,724,767
Repurchase Agreements	—	8,626,000	—	8,626,000
Total	$181,724,767	$8,626,000	$—	$190,350,767

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$190,350,767
Cash	56
Receivable for investments sold	382,986
Dividends/interest receivable	128,216
Reimbursement receivable from adviser	1,960
Prepaid expenses	2,168

Total Assets	190,866,153

Liabilities
Payable for investments purchased	378,744
Investment advisory fees payable	99,655
Distribution fees payable	39,811
Payable for fund shares redeemed	22,340
Accrued custodian and accounting fees	19,755
Accrued audit fees	14,862
Accrued expenses and other liabilities	9,031

Total Liabilities	584,198

Total Net Assets	$190,281,955

Net Assets Consist of:
Paid-in capital	$185,209,615
Accumulated net investment income/(loss)	445,975
Accumulated net realized gain/(loss) from investments	3,199,580
Net unrealized appreciation/(depreciation) on investments	1,426,785

Total Net Assets	$190,281,955

Investments, at Cost	$188,923,982

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	15,071,354
Net Asset Value Per Share	$12.63

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$763,375
Interest	7,922
Withholding taxes on foreign dividends	(793)

Total Investment Income	770,504

Expenses
Investment advisory fees	289,029
Distribution fees	115,163
Trustees’ and officers’ fees	38,283
Professional fees	24,672
Custodian and accounting fees	17,478
Administrative fees	11,111
Transfer agent fees	7,647
Shareholder reports	2,900
Other expenses	9,199

Total Expenses	515,482

Less: Fees waived	(51,067)

Total Expenses, Net	464,415

Net Investment Income/(Loss)	306,089

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	1,822,356
Net change in unrealized appreciation/(depreciation) on investments	(172,019)

Net Gain on Investments	1,650,337

Net Increase in Net Assets Resulting from Operations	$1,956,426

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$306,089	$113,751
Net realized gain/(loss) from investments	1,822,356	1,377,223
Net change in unrealized appreciation/(depreciation) on investments	(172,019)	1,129,781

Net Increase in Net Assets Resulting from Operations	1,956,426	2,620,755

Capital Share Transactions
Proceeds from sales of shares	182,754,966	5,027,525
Cost of shares redeemed	(4,971,795)	(6,562,771)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	177,783,171	(1,535,246)

Net Increase in Net Assets	179,739,597	1,085,509

Net Assets
Beginning of period	10,542,358	9,456,849

End of period	$190,281,955	$10,542,358

Accumulated Net Investment Income Included in Net Assets	$445,975	$139,886

Other Information:
Shares
Sold	14,641,342	455,605
Redeemed	(390,644)	(518,800)

Net Increase/(Decrease)	14,250,698	(63,195)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.85	$0.04	$(0.26)	$(0.22)	$12.63	(1.71)%	(4)
Year Ended 12/31/17	10.70	0.09	2.06	2.15	12.85	20.09%
Period Ended 12/31/16(5)	10.00	0.04	0.66	0.70	10.70	7.00%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate
$190,282	1.01%	(4)	1.12%	(4)	0.66%	(4)	0.55%	(4)	21%	(4)
10,542	0.98%		2.04%		0.81%		(0.25)%		85%
9,457	0.98%	(4)	3.11%	(4)	1.20%	(4)	(0.93)%	(4)	11%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.98%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $51,067.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$252,225	$45,009	$147,462	$59,754

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $115,163 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $190,476,938 and $17,593,141, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (5th, 4th), Guardian Mid Cap

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8169

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $128,114,233

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
TD Ameritrade Holding Corp.	2.74%
WEX, Inc.	2.66%
Sensata Technologies Holding PLC	2.63%
TE Connectivity Ltd.	2.34%
Constellation Software, Inc.	2.33%
Microchip Technology, Inc.	2.33%
Boston Scientific Corp.	2.16%
SS&C Technologies Holdings, Inc.	2.10%
Verisk Analytics, Inc.	2.08%
Lamar Advertising Co., Class A REIT	1.96%
Total	23.33%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$1,055.80	$5.61	1.10%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 96.4%
Aerospace & Defense – 2.1%
Harris Corp.	6,033	$872,010
Teledyne Technologies, Inc.(1)	9,046	1,800,697

		2,672,707
Airlines – 1.2%
Ryanair Holdings PLC, ADR(1)	13,732	1,568,606

		1,568,606
Auto Components – 0.5%
Visteon Corp.(1)	4,792	619,318

		619,318
Banks – 0.7%
SVB Financial Group(1)	3,282	947,710

		947,710
Biotechnology – 2.3%
ACADIA Pharmaceuticals, Inc.(1)	18,805	287,152
Alkermes PLC(1)	10,993	452,472
Celgene Corp.(1)	8,855	703,264
DBV Technologies S.A., ADR(1)	6,831	131,770
Neurocrine Biosciences, Inc.(1)	13,416	1,317,988

		2,892,646
Building Products – 1.0%
AO Smith Corp.	22,567	1,334,838

		1,334,838
Capital Markets – 5.4%
LPL Financial Holdings, Inc.	37,150	2,434,811
MSCI, Inc.	5,751	951,388
TD Ameritrade Holding Corp.	64,123	3,512,017

		6,898,216
Commercial Services & Supplies – 3.5%
Cimpress N.V.(1)	14,622	2,119,605
Edenred (France)	27,679	873,527
Ritchie Bros Auctioneers, Inc.	41,617	1,419,972

		4,413,104
Consumer Finance – 0.6%
Synchrony Financial	23,425	781,926

		781,926
Containers & Packaging – 1.6%
Sealed Air Corp.	46,863	1,989,334

		1,989,334
Diversified Consumer Services – 0.2%
ServiceMaster Global Holdings, Inc.(1)	4,557	271,005

		271,005
Electrical Equipment – 3.2%
AMETEK, Inc.	9,479	684,004
Sensata Technologies Holding PLC(1)	70,729	3,365,286

		4,049,290
Electronic Equipment, Instruments & Components – 6.5%
Belden, Inc.	15,000	916,800
Dolby Laboratories, Inc., Class A	17,235	1,063,227
Flex Ltd.(1)	115,350	1,627,589

June 30, 2018 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	41,075	$1,724,328
TE Connectivity Ltd.	33,293	2,998,368

		8,330,312
Equity Real Estate Investment – 3.8%
Crown Castle International Corp. REIT	21,943	2,365,894
Lamar Advertising Co., Class A REIT	36,863	2,518,112

		4,884,006
Health Care Equipment & Supplies – 7.7%
Boston Scientific Corp.(1)	84,503	2,763,248
DexCom, Inc.(1)	8,627	819,392
ICU Medical, Inc.(1)	4,295	1,261,227
STERIS PLC	2,132	223,881
Teleflex, Inc.	4,275	1,146,598
The Cooper Cos., Inc.	9,228	2,172,733
Varian Medical Systems, Inc.(1)	13,151	1,495,532

		9,882,611
Health Care Providers & Services – 0.6%
Henry Schein, Inc.(1)	10,348	751,679

		751,679
Health Care Technology – 1.9%
athenahealth, Inc.(1)	15,607	2,483,698

		2,483,698
Hotels, Restaurants & Leisure – 2.3%
Dunkin’ Brands Group, Inc.	26,166	1,807,286
Norwegian Cruise Line Holdings Ltd.(1)	24,660	1,165,185

		2,972,471
Industrial Conglomerates – 1.0%
Carlisle Cos., Inc.	12,292	1,331,346

		1,331,346
Insurance – 3.6%
Aon PLC	15,686	2,151,648
Intact Financial Corp. (Canada)	17,602	1,248,535
WR Berkley Corp.	17,143	1,241,325

		4,641,508
Internet & Direct Marketing Retail – 0.6%
Wayfair, Inc., Class A(1)	5,941	705,553

		705,553
IT Services – 10.1%
Amdocs Ltd.	29,981	1,984,443
Broadridge Financial Solutions, Inc.	10,026	1,153,993
Euronet Worldwide, Inc.(1)	5,094	426,724
Fidelity National Information Services, Inc.	16,004	1,696,904
Gartner, Inc.(1)	10,338	1,373,920
Global Payments, Inc.	18,667	2,081,184
Jack Henry & Associates, Inc.	6,455	841,474
WEX, Inc.(1)	17,884	3,406,544

		12,965,186

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Life Sciences Tools & Services – 4.5%
IQVIA Holdings, Inc.(1)	16,597	$1,656,713
PerkinElmer, Inc.	31,239	2,287,632
Waters Corp.(1)	9,472	1,833,684

		5,778,029
Machinery – 2.3%
Rexnord Corp.(1)	51,198	1,487,814
The Middleby Corp.(1)	7,910	825,962
Wabtec Corp.	6,330	624,011

		2,937,787
Media – 0.8%
Omnicom Group, Inc.	12,997	991,281

		991,281
Oil, Gas & Consumable Fuels – 0.3%
World Fuel Services Corp.	19,326	394,444

		394,444
Professional Services – 4.8%
CoStar Group, Inc.(1)	5,653	2,332,598
IHS Markit Ltd.(1)	21,566	1,112,590
Verisk Analytics, Inc.(1)	24,827	2,672,378

		6,117,566
Road & Rail – 0.9%
Old Dominion Freight Line, Inc.	7,657	1,140,587

		1,140,587
Semiconductors & Semiconductor Equipment – 8.3%
KLA-Tencor Corp.	20,297	2,081,051
Lam Research Corp.	9,724	1,680,793
Microchip Technology, Inc.	32,786	2,981,887
ON Semiconductor Corp.(1)	93,981	2,089,668
Xilinx, Inc.	26,688	1,741,659

		10,575,058
Software – 9.5%
Atlassian Corp. PLC, Class A(1)	40,094	2,506,677
Constellation Software, Inc. (Canada)	3,845	2,981,911
Intuit, Inc.	4,004	818,037
Nice Ltd., ADR(1)	17,721	1,838,908
SS&C Technologies Holdings, Inc.	51,883	2,692,728
The Ultimate Software Group, Inc.(1)	5,308	1,365,802

		12,204,063

June 30, 2018 (unaudited)	Shares	Value
Specialty Retail – 1.2%
Tractor Supply Co.	9,396	$718,700
Williams-Sonoma, Inc.	14,102	865,581

		1,584,281
Textiles, Apparel & Luxury Goods – 2.7%
Carter’s, Inc.	8,313	901,046
Gildan Activewear, Inc.	65,545	1,845,747
Lululemon Athletica, Inc.(1)	6,147	767,453

		3,514,246
Trading Companies & Distributors – 0.7%
Ferguson PLC (United Kingdom)	11,314	918,063

		918,063
Total Common Stocks (Cost $118,925,724)		123,542,475

	Principal Amount	Value
Short–Term Investment – 3.7%
Repurchase Agreements – 3.7%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $4,656,136, due 7/2/2018(2)	$4,656,000	4,656,000
Total Repurchase Agreements (Cost $4,656,000)		4,656,000
Total Investments – 100.1% (Cost $123,581,724)		128,198,475
Liabilities in excess of other assets – (0.1)%		(84,242)
Total Net Assets – 100.0%		$128,114,233

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$4,740,000	$4,752,789

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$121,750,885	$1,791,590	*	$—	$123,542,475
Repurchase Agreements	—	4,656,000		—	4,656,000
Total	$121,750,885	$6,447,590		$—	$128,198,475

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$128,198,475
Cash	959
Foreign currency, at value	55,386
Dividends/interest receivable	26,152
Reimbursement receivable from adviser	16,594
Prepaid expenses	3,686

Total Assets	128,301,252

Liabilities
Investment advisory fees payable	85,422
Distribution fees payable	27,104
Accrued custodian and accounting fees	26,950
Payable for fund shares redeemed	17,572
Accrued audit fees	14,862
Accrued trustees’ and officers’ fees	1,289
Accrued expenses and other liabilities	13,820

Total Liabilities	187,019

Total Net Assets	$128,114,233

Net Assets Consist of:
Paid-in capital	$119,587,641
Accumulated net investment income/(loss)	(6,004)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	3,915,423
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,617,173

Total Net Assets	$128,114,233

Investments, at Cost	$123,581,724

Foreign Currency, at Cost	$54,872

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	9,539,298
Net Asset Value Per Share	$13.43

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$390,160
Interest	3,713
Withholding taxes on foreign dividends	(8,790)

Total Investment Income	385,083

Expenses
Investment advisory fees	258,902
Distribution fees	81,964
Trustees’ and officers’ fees	39,373
Professional fees	24,411
Custodian and accounting fees	23,807
Administrative fees	11,344
Transfer agent fees	7,643
Shareholder reports	3,373
Other expenses	10,234

Total Expenses	461,051

Less: Fees waived	(100,763)

Total Expenses, Net	360,288

Net Investment Income/(Loss)	24,795

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	2,053,176
Net realized gain/(loss) from foreign currency transactions	(4,449)
Net change in unrealized appreciation/(depreciation) on investments	2,157,997
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	424

Net Gain on Investments and Foreign Currency Transactions	4,207,148

Net Increase in Net Assets Resulting from Operations	$4,231,943

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$24,795	$(35,939)
Net realized gain/(loss) from investments and foreign currency transactions	2,048,727	1,871,114
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,158,421	2,448,658

Net Increase in Net Assets Resulting from Operations	4,231,943	4,283,833

Capital Share Transactions
Proceeds from sales of shares	119,086,447	4,000,864
Cost of shares redeemed	(7,885,582)	(8,875,001)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	111,200,865	(4,874,137)

Net Increase/(Decrease) in Net Assets	115,432,808	(590,304)

Net Assets
Beginning of period	12,681,425	13,271,729

End of period	$128,114,233	$12,681,425

Accumulated Net Investment Loss Included in Net Assets	$(6,004)	$(30,799)

Other Information:
Shares
Sold	9,139,236	377,261
Redeemed	(596,829)	(708,621)

Net Increase/(Decrease)	8,542,407	(331,360)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.72	$0.00	(4)	$0.71	$0.71	$13.43	5.58%	(5)
Year Ended 12/31/17	9.99	(0.02)		2.75	2.73	12.72	27.33%
Period Ended 12/31/16(6)	10.00	0.00	(4)	(0.01)	(0.01)	9.99	(0.10)%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate
$128,114	1.10%	(5)	1.41%	(5)	0.07%	(5)	(0.24	)%(5)	21	%(5)
12,681	1.09%		2.15%		(0.20)%		(1.26)%		35%
13,272	1.09%	(5)	2.93%	(5)	0.14%	(5)	(1.70	)%(5)	5	%(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $0.00 per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.10% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $100,763.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$328,231	$54,113	$192,946	$81,172

Park Avenue has entered into a Sub-Advisory Agreement with Janus Capital Management LLC (“Janus Capital”). Janus Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $81,964 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $119,941,856 and $12,730,197, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (5th, 4th), Guardian Mid Cap

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8177

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $234,948,973

Sector Allocation[1] As of June 30, 2018

Top Ten Holdings[2] As of June 30, 2018

Holding	% of Total Net Assets
Jacobs Engineering Group, Inc.	2.81%
Molson Coors Brewing Co., Class B	2.56%
Fidelity National Information Services, Inc.	2.54%
Kansas City Southern	2.54%
Sealed Air Corp.	2.54%
Ameren Corp.	2.50%
Brown & Brown, Inc.	2.47%
Loews Corp.	2.43%
American Water Works Co., Inc.	2.20%
Republic Services, Inc.	2.20%
Total	24.79%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$965.10	$4.92	1.01%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 96.2%
Aerospace & Defense – 2.3%
Arconic, Inc.	58,454	$994,303
Harris Corp.	29,871	4,317,554

		5,311,857
Auto Components – 0.9%
Aptiv PLC	22,313	2,044,540

		2,044,540
Banks – 5.9%
Fifth Third Bancorp	113,137	3,247,032
PacWest Bancorp	82,968	4,100,278
Regions Financial Corp.	215,160	3,825,545
Zions Bancorporation	51,777	2,728,130

		13,900,985
Beverages – 2.6%
Molson Coors Brewing Co., Class B	88,283	6,006,775

		6,006,775
Building Products – 1.2%
Owens Corning	44,299	2,807,228

		2,807,228
Capital Markets – 2.0%
Northern Trust Corp.	46,000	4,732,940

		4,732,940
Chemicals – 3.1%
International Flavors & Fragrances, Inc.	24,963	3,094,414
PPG Industries, Inc.	40,695	4,221,292

		7,315,706
Commercial Services & Supplies – 3.6%
Republic Services, Inc.	75,532	5,163,367
Stericycle, Inc.(1)	49,034	3,201,430

		8,364,797
Construction & Engineering – 2.8%
Jacobs Engineering Group, Inc.	103,844	6,593,055

		6,593,055
Containers & Packaging – 5.5%
International Paper Co.	75,832	3,949,330
Packaging Corp. of America	26,406	2,951,927
Sealed Air Corp.	140,446	5,961,933

		12,863,190
Electric Utilities – 3.0%
American Electric Power Co., Inc.	74,452	5,155,801
PG&E Corp.	42,492	1,808,459

		6,964,260
Electrical Equipment – 0.8%
Acuity Brands, Inc.	16,704	1,935,492

		1,935,492
Energy Equipment & Services – 3.5%
C&J Energy Services, Inc.(1)	80,114	1,890,691

June 30, 2018 (unaudited)	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	71,333	$3,095,852
Patterson-UTI Energy, Inc.	179,324	3,227,832

		8,214,375
Equity Real Estate Investment – 4.3%
American Campus Communities, Inc. REIT	87,096	3,734,676
Invitation Homes, Inc. REIT	152,865	3,525,067
Mid-America Apartment Communities, Inc. REIT	28,855	2,904,833

		10,164,576
Health Care Equipment & Supplies – 3.8%
STERIS PLC	26,592	2,792,426
Varian Medical Systems, Inc.(1)	21,320	2,424,511
Zimmer Biomet Holdings, Inc.	33,812	3,768,009

		8,984,946
Health Care Providers & Services – 3.2%
AmerisourceBergen Corp.	20,368	1,736,779
Humana, Inc.	12,673	3,771,865
Universal Health Services, Inc., Class B	17,610	1,962,459

		7,471,103
Hotels, Restaurants & Leisure – 1.2%
The Wendy’s Co.	171,712	2,950,012

		2,950,012
Household Durables – 1.8%
Mohawk Industries, Inc.(1)	19,596	4,198,835

		4,198,835
Household Products – 2.2%
Church & Dwight Co., Inc.	35,376	1,880,588
Spectrum Brands Holdings, Inc.	41,052	3,350,664

		5,231,252
Industrial Conglomerates – 1.1%
Carlisle Cos., Inc.	23,765	2,573,987

		2,573,987
Insurance – 10.9%
Arch Capital Group Ltd.(1)	139,444	3,689,688
Brown & Brown, Inc.	209,237	5,802,142
FNF Group	93,870	3,531,389
Loews Corp.	118,216	5,707,469
The Allstate Corp.	37,280	3,402,546
Willis Towers Watson PLC	22,914	3,473,762

		25,606,996
IT Services – 6.7%
Amdocs Ltd.	68,293	4,520,314
Euronet Worldwide, Inc.(1)	35,065	2,937,395
Fidelity National Information Services, Inc.	56,402	5,980,304
Leidos Holdings, Inc.	41,215	2,431,685

		15,869,698

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Life Sciences Tools & Services – 1.6%
Charles River Laboratories International, Inc.(1)	28,910	$3,245,437
Waters Corp.(1)	3,061	592,579

		3,838,016
Machinery – 1.2%
Deere & Co.	10,960	1,532,208
The Middleby Corp.(1)	11,596	1,210,854

		2,743,062
Media – 0.5%
The Interpublic Group of Cos., Inc.	53,600	1,256,384

		1,256,384
Multi-Utilities – 2.5%
Ameren Corp.	96,576	5,876,650

		5,876,650
Multiline Retail – 1.6%
Kohl’s Corp.	52,964	3,861,076

		3,861,076
Oil, Gas & Consumable Fuels – 5.5%
Anadarko Petroleum Corp.	60,890	4,460,192
Cimarex Energy Co.	46,343	4,714,937
Hess Corp.	55,667	3,723,566

		12,898,695
Real Estate Management & Development – 1.9%
CBRE Group, Inc., Class A(1)	92,759	4,428,315

		4,428,315
Road & Rail – 3.4%
Kansas City Southern	56,302	5,965,760
Ryder System, Inc.	26,888	1,932,172

		7,897,932
Semiconductors & Semiconductor Equipment – 0.6%
Analog Devices, Inc.	14,061	1,348,731

		1,348,731
Software – 1.0%
Check Point Software Technologies Ltd.(1)	24,403	2,383,685

		2,383,685

June 30, 2018 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 1.8%
NCR Corp.(1)	140,899	$4,224,152

		4,224,152
Water Utilities – 2.2%
American Water Works Co., Inc.	60,642	5,177,614

		5,177,614
Total Common Stocks (Cost $223,697,776)		226,040,917

	Principal Amount	Value
Short–Term Investment – 3.9%
Repurchase Agreements – 3.9%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $9,163,267, due 7/2/2018(2)	$9,163,000	9,163,000
Total Repurchase Agreements (Cost $9,163,000)		9,163,000
Total Investments – 100.1% (Cost $232,860,776)		235,203,917
Liabilities in excess of other assets – (0.1)%		(254,944)
Total Net Assets – 100.0%		$234,948,973

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$9,325,000	$9,350,159

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$226,040,917	$—	$—	$226,040,917
Repurchase Agreements	—	9,163,000	—	9,163,000
Total	$226,040,917	$9,163,000	$—	$235,203,917

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$235,203,917
Cash	842
Dividends/interest receivable	212,676
Receivable for investments sold	88,994
Reimbursement receivable from adviser	15,658
Prepaid expenses	3,101

Total Assets	235,525,188

Liabilities
Payable for investments purchased	306,241
Investment advisory fees payable	134,993
Distribution fees payable	48,837
Payable for fund shares redeemed	34,626
Accrued custodian and accounting fees	26,747
Accrued audit fees	14,862
Accrued expenses and other liabilities	9,909

Total Liabilities	576,215

Total Net Assets	$234,948,973

Net Assets Consist of:
Paid-in capital	$230,299,777
Accumulated net investment income/(loss)	582,956
Accumulated net realized gain/(loss) from investments	1,723,099
Net unrealized appreciation/(depreciation) on investments	2,343,141

Total Net Assets	$234,948,973

Investments, at Cost	$232,860,776

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	20,245,672
Net Asset Value Per Share	$11.60

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$939,046
Interest	8,746

Total Investment Income	947,792

Expenses
Investment advisory fees	391,685
Distribution fees	141,324
Trustees’ and officers’ fees	47,051
Professional fees	27,249
Custodian and accounting fees	23,032
Administrative fees	11,373
Transfer agent fees	7,939
Shareholder reports	3,239
Other expenses	11,732

Total Expenses	664,624

Less: Fees waived	(96,262)

Total Expenses, Net	568,362

Net Investment Income/(Loss)	379,430

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	506,741
Net change in unrealized appreciation/(depreciation) on investments	759,499

Net Gain on Investments	1,266,240

Net Increase in Net Assets Resulting from Operations	$1,645,670

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$379,430	$167,083
Net realized gain/(loss) from investments	506,741	1,129,434
Net change in unrealized appreciation/(depreciation) on investments	759,499	740,586

Net Increase in Net Assets Resulting from Operations	1,645,670	2,037,103

Capital Share Transactions
Proceeds from sales of shares	227,647,156	5,163,563
Cost of shares redeemed	(7,140,635)	(9,325,050)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	220,506,521	(4,161,487)

Net Increase/(Decrease) in Net Assets	222,152,191	(2,124,384)

Net Assets
Beginning of period	12,796,782	14,921,166

End of period	$234,948,973	$12,796,782

Accumulated Net Investment Income Included in Net Assets	$582,956	$203,526

Other Information:
Shares
Sold	19,794,669	468,111
Redeemed	(614,062)	(783,293)

Net Increase/(Decrease)	19,180,607	(315,182)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.02	$0.04	$(0.46)	$(0.42)	$11.60	(3.49)	%(4)
Year Ended 12/31/17	10.81	0.10	1.11	1.21	12.02	11.19%
Period Ended 12/31/16(5)	10.00	0.03	0.78	0.81	10.81	8.10	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate
$234,949	1.01%	(4)	1.18%	(4)	0.67%	(4)	0.50%	(4)	15%	(4)
12,797	1.09%		2.09%		0.87%		(0.13)%		76%
14,921	1.09%	(4)	2.80%	(4)	0.93%	(4)	(0.76)%	(4)	14%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $96,262.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$324,090	$52,843	$191,233	$80,014

Park Avenue has entered into a Sub-Advisory Agreement with Wells Capital Management Incorporated (“Wells Capital”). Wells Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $141,324 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $227,411,561 and $15,056,287, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8176

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $145,407,130

Geographic Region Allocation[1] As of June 30, 2018

Sector Allocation[2] As of June 30, 2018

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2018

Holding	Country	% of Total Net Assets
Unilever PLC	United Kingdom	4.13%
AIA Group Ltd.	Hong Kong	3.28%
Roche Holding AG	Switzerland	3.22%
SAP SE	Germany	2.88%
ASML Holding N.V.	Netherlands	2.61%
Safran S.A.	France	2.45%
Novo Nordisk A/S, Class B	Denmark	2.33%
Prudential PLC	United Kingdom	2.18%
Keyence Corp.	Japan	2.06%
Bayer AG (Reg S)	Germany	2.05%
Total		27.19%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$961.10	$5.74	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 98.4%
Austria – 1.0%
ams AG(1)	19,849	$1,470,127

		1,470,127
Cayman Islands – 2.1%
Baidu, Inc., ADR(1)	5,982	1,453,626
JD.com, Inc., ADR(1)	40,944	1,594,769

		3,048,395
Denmark – 2.3%
Novo Nordisk A/S, Class B	73,324	3,386,778

		3,386,778
Finland – 1.2%
Wartsila OYJ Abp	89,957	1,765,741

		1,765,741
France – 5.5%
Accor S.A.	34,781	1,703,776
LVMH Moet Hennessy Louis Vuitton SE	8,050	2,675,971
Safran S.A.	29,424	3,569,352

		7,949,099
Germany – 14.4%
Bayer AG (Reg S)	27,041	2,979,283
Continental AG	10,397	2,376,397
Delivery Hero AG(1)(2)	44,836	2,386,178
Deutsche Boerse AG	17,267	2,300,593
Fresenius SE & Co. KGaA	27,751	2,228,304
Linde AG	11,523	2,749,767
SAP SE	36,201	4,182,193
Zalando SE(1)(2)	31,159	1,740,324

		20,943,039
Hong Kong – 3.3%
AIA Group Ltd.	550,600	4,766,674

		4,766,674
India – 1.4%
HDFC Bank Ltd., ADR	19,024	1,997,901

		1,997,901
Ireland – 1.5%
Ryanair Holdings PLC, ADR(1)	18,897	2,158,604

		2,158,604
Italy – 1.0%
FinecoBank Banca Fineco S.p.A.	123,749	1,393,209

		1,393,209
Japan – 25.0%
Asahi Group Holdings Ltd.	46,700	2,389,578
Daikin Industries Ltd.	19,800	2,368,120
FANUC Corp.	12,600	2,498,167
Keyence Corp.	5,300	2,989,128
Komatsu Ltd.	70,700	2,012,319

June 30, 2018 (unaudited)	Shares	Value
Japan (continued)
Makita Corp.	46,700	$2,088,934
Nidec Corp.	19,000	2,846,615
Nitori Holdings Co. Ltd.	9,100	1,419,449
Nitto Denko Corp.	21,200	1,601,674
ORIX Corp.	101,800	1,607,782
Recruit Holdings Co. Ltd.	75,700	2,091,677
Shimano, Inc.	14,200	2,083,271
Shin-Etsu Chemical Co. Ltd.	24,500	2,173,392
Shiseido Co. Ltd.	34,400	2,729,246
SMC Corp.	5,200	1,903,096
Tokyo Electron Ltd.	10,400	1,780,603
Yamaha Motor Co. Ltd.	67,400	1,692,031

		36,275,082
Luxembourg – 1.2%
Eurofins Scientific SE	3,257	1,809,214

		1,809,214
Netherlands – 4.6%
ASML Holding N.V.	19,260	3,798,477
RELX N.V.	135,770	2,890,141

		6,688,618
Republic of Korea – 1.2%
Samsung Electronics Co. Ltd., GDR	1,599	1,670,955

		1,670,955
Singapore – 1.7%
DBS Group Holdings Ltd.	130,200	2,528,182

		2,528,182
South Africa – 1.5%
Naspers Ltd., Class N	8,770	2,222,624

		2,222,624
Spain – 2.9%
Grifols S.A., ADR	78,825	1,694,738
Industria de Diseno Textil S.A.	75,233	2,567,125

		4,261,863
Sweden – 1.7%
Atlas Copco AB, Class A	62,547	1,812,846
Epiroc AB, Class A(1)	62,547	656,353

		2,469,199
Switzerland – 6.0%
Cie Financiere Richemont S.A. (Reg S)	28,713	2,432,474
Roche Holding AG	21,033	4,680,162
UBS Group AG (Reg S)(1)	104,850	1,613,125

		8,725,761
Taiwan – 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,114	1,722,488

		1,722,488

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)	Shares	Value
United Kingdom – 17.7%
British American Tobacco PLC	46,494	$2,348,130
Burberry Group PLC	96,006	2,732,818
Ferguson PLC	28,220	2,289,882
Intertek Group PLC	37,002	2,790,558
Persimmon PLC	3,915	130,840
Prudential PLC	139,009	3,176,175
Reckitt Benckiser Group PLC	33,735	2,773,200
St James’s Place PLC	104,778	1,586,196
Unilever PLC	108,528	6,003,440
WPP PLC	123,365	1,941,285

		25,772,524
Total Common Stocks (Cost $145,947,606)		143,026,077

	Principal Amount	Value
Short–Term Investment – 1.5%
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $2,185,064, due 7/2/2018(3)	$2,185,000	$2,185,000
Total Repurchase Agreements (Cost $2,185,000)		2,185,000
Total Investments – 99.9% (Cost $148,132,606)		145,211,077
Assets in excess of other liabilities – 0.1%		196,053
Total Net Assets – 100.0%		$145,407,130

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2018, the aggregate market value of these securities amounted to $4,126,502, representing 2.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$2,225,000	$2,231,003

Legend:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Austria	$—	$1,470,127	*	$—	$1,470,127
Cayman Islands	3,048,395	—		—	3,048,395
Denmark	—	3,386,778	*	—	3,386,778
Finland	—	1,765,741	*	—	1,765,741
France	—	7,949,099	*	—	7,949,099
Germany	—	20,943,039	*	—	20,943,039
Hong Kong	—	4,766,674	*	—	4,766,674
India	1,997,901	—		—	1,997,901
Ireland	2,158,604	—		—	2,158,604
Italy	—	1,393,209	*	—	1,393,209
Japan	—	36,275,082	*	—	36,275,082
Luxembourg	—	1,809,214	*	—	1,809,214
Netherlands	—	6,688,618	*	—	6,688,618
Republic of Korea	1,670,955	—		—	1,670,955
Singapore	—	2,528,182	*	—	2,528,182
South Africa	—	2,222,624	*	—	2,222,624
Spain	1,694,738	2,567,125	*	—	4,261,863
Sweden	656,353	1,812,846	*	—	2,469,199
Switzerland	—	8,725,761	*	—	8,725,761
Taiwan	1,722,488	—		—	1,722,488
United Kingdom	—	25,772,524	*	—	25,772,524
Repurchase Agreements	—	2,185,000		—	2,185,000
Total	$12,949,434	$132,261,643		$—	$145,211,077

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$145,211,077
Cash	437
Foreign currency, at value	229,489
Receivable for investments sold	688,325
Dividends/interest receivable	397,060
Foreign tax reclaims receivable	57,726
Reimbursement receivable from adviser	5,355
Prepaid expenses	2,440

Total Assets	146,591,909

Liabilities
Payable for investments purchased	971,200
Investment advisory fees payable	95,898
Accrued custodian and accounting fees	33,885
Distribution fees payable	30,596
Payable for fund shares redeemed	20,747
Accrued audit fees	15,854
Accrued trustees’ and officers’ fees	3,523
Accrued expenses and other liabilities	13,076

Total Liabilities	1,184,779

Total Net Assets	$145,407,130

Net Assets Consist of:
Paid-in capital	$145,764,482
Accumulated net investment income/(loss)	1,262,511
Accumulated net realized gain/(loss) from investments, futures contracts and foreign currency transactions	1,305,086
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,924,949)

Total Net Assets	$145,407,130

Investments, at Cost	$148,132,606

Foreign Currency, at Cost	$231,230

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	11,995,283
Net Asset Value Per Share	$12.12

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$1,716,684
Interest	3,615
Withholding taxes on foreign dividends	(132,880)

Total Investment Income	1,587,419

Expenses
Investment advisory fees	286,143
Distribution fees	91,148
Trustees’ and officers’ fees	34,818
Custodian and accounting fees	28,462
Professional fees	24,827
Administrative fees	11,227
Transfer agent fees	7,555
Shareholder reports	2,704
Other expenses	8,302

Total Expenses	495,186

Less: Fees waived	(63,795)

Total Expenses, Net	431,391

Net Investment Income/(Loss)	1,156,028

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain/(loss) from investments	511,071
Net realized gain/(loss) from futures contracts	(273,962)
Net realized gain/(loss) from foreign currency transactions	6,109
Net change in unrealized appreciation/(depreciation) on investments	(5,004,048)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(4,111)

Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(4,764,941)

Net Decrease in Net Assets Resulting from Operations	$(3,608,913)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$1,156,028	$108,423
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	243,218	1,054,547
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,008,159)	2,472,670

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,608,913)	3,635,640

Capital Share Transactions
Proceeds from sales of shares	148,287,172	1,681,780
Cost of shares redeemed	(9,906,729)	(5,662,149)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	138,380,443	(3,980,369)

Net Increase/(Decrease) in Net Assets	134,771,530	(344,729)

Net Assets
Beginning of period	10,635,600	10,980,329

End of period	$145,407,130	$10,635,600

Accumulated Net Investment Income Included in Net Assets	$1,262,511	$106,483

Other Information:
Shares
Sold	11,950,895	163,193
Redeemed	(799,232)	(461,234)

Net Increase/(Decrease)	11,151,663	(298,041)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$12.61	$0.19		$(0.68)	$(0.49)	$12.12	(3.89)%	(4)
Year Ended 12/31/17	9.62	0.09		2.90	2.99	12.61	31.08%
Period Ended 12/31/16(5)	10.00	(0.00	)(6)	(0.38)	(0.38)	9.62	(3.80)%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate
$145,407	1.18%	(4)	1.36%	(4)	3.17%	(4)	2.99%	(4)	25%	(4)
10,636	1.22%		2.49%		0.79%		(0.48)%		32%
10,980	1.22%	(4)	3.20%	(4)	(0.06)%	(4)	(2.04)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

(6)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.22%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,795.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$307,518	$48,645	$174,590	$84,283

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $91,148 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $154,280,489 and $17,236,200, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Transactions in derivative investments for the six months ended June 30, 2018 were as follows:

Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts[1]	$(273,962)
Average Number of Notional Amounts
Futures Contracts[2]	170
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8171

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian International Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $231,430,762

Geographic Region Allocation[1] As of June 30, 2018

Sector Allocation[2] As of June 30, 2018

1

GUARDIAN INTERNATIONAL VALUE VIP FUND

Top Ten Holdings[1] As of June 30, 2018

Holding	Country	% of Total Net Assets
Royal Dutch Shell PLC, Class A	United Kingdom	3.42%
Prudential PLC	United Kingdom	3.28%
Novartis AG (Reg S)	Switzerland	3.15%
BHP Billiton PLC	United Kingdom	2.84%
SAP SE	Germany	2.81%
Don Quijote Holdings Co. Ltd.	Japan	2.62%
Ferguson PLC	United Kingdom	2.49%
Wolters Kluwer N.V.	Netherlands	2.46%
Daiwa House Industry Co. Ltd.	Japan	2.43%
Medtronic PLC	Ireland	2.24%
Total		27.74%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$957.60	$4.61	0.95%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
Common Stocks – 96.8%
Belgium – 1.6%
Anheuser-Busch InBev S.A.	36,979	$3,730,406

		3,730,406
Brazil – 1.0%
Cielo S.A.	546,300	2,328,550

		2,328,550
Canada – 4.8%
Canadian National Railway Co.	28,047	2,294,066
National Bank of Canada	76,749	3,684,933
Suncor Energy, Inc.	127,210	5,176,842

		11,155,841
Denmark – 1.3%
Carlsberg A/S, Class B	26,167	3,081,017

		3,081,017
Finland – 1.4%
Sampo OYJ, Class A	65,223	3,180,535

		3,180,535
France – 11.1%
Air Liquide S.A.	17,559	2,205,150
Capgemini SE	28,428	3,815,952
Cie de Saint-Gobain	50,840	2,267,337
Cie Generale des Etablissements Michelin	30,748	3,739,120
Safran S.A.	35,236	4,274,392
Societe Generale S.A.	53,011	2,232,178
Valeo S.A.	43,884	2,395,318
Vinci S.A.	49,072	4,713,124

		25,642,571
Germany – 5.0%
Fresenius SE & Co. KGaA	41,160	3,304,998
SAP SE	56,232	6,496,314
Volkswagen AG	10,866	1,804,353

		11,605,665
India – 0.9%
ICICI Bank Ltd., ADR	269,350	2,162,880

		2,162,880
Ireland – 3.7%
Medtronic PLC	60,679	5,194,729
Ryanair Holdings PLC, ADR(1)	29,594	3,380,523

		8,575,252
Israel – 0.0%
Bank Leumi Le-Israel BM	13,624	80,692

		80,692
Japan – 17.3%
Daiwa House Industry Co. Ltd.	165,412	5,632,035
Don Quijote Holdings Co. Ltd.	126,400	6,064,532
Isuzu Motors Ltd.	170,900	2,266,751
Kao Corp.	37,630	2,868,054
KDDI Corp.	108,000	2,952,781
Makita Corp.	101,700	4,549,135

June 30, 2018 (unaudited)	Shares	Value
Japan (continued)
Nexon Co. Ltd.(1)	210,200	$3,048,922
Shin-Etsu Chemical Co. Ltd.	28,100	2,492,747
Sony Corp.	50,500	2,590,954
Sumitomo Mitsui Financial Group, Inc.	96,100	3,724,058
United Arrows Ltd.	6,300	234,951
Yamaha Corp.	67,300	3,491,360

		39,916,280
Luxembourg – 0.8%
Tenaris S.A.	101,298	1,847,283

		1,847,283
Netherlands – 3.1%
ABN AMRO Group N.V.(2)	57,750	1,494,641
Wolters Kluwer N.V.	101,097	5,690,591

		7,185,232
Norway – 2.9%
Equinor ASA	107,438	2,843,498
Telenor ASA	183,838	3,767,953

		6,611,451
Singapore – 2.1%
DBS Group Holdings Ltd.	173,580	3,370,521
NetLink NBN Trust	2,786,200	1,514,315

		4,884,836
Spain – 1.4%
Red Electrica Corp. S.A.	158,174	3,218,132

		3,218,132
Sweden – 3.6%
Assa Abloy AB, Class B	213,014	4,533,389
Epiroc AB, Class A(1)	73,304	769,235
Nordea Bank AB	324,932	3,126,281

		8,428,905
Switzerland – 4.4%
Julius Baer Group Ltd.(1)	49,880	2,930,308
Novartis AG (Reg S)	96,324	7,296,017

		10,226,325
Taiwan – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	60,020	2,194,331

		2,194,331
Turkey – 1.1%
Turkcell Iletisim Hizmetleri A.S.	955,985	2,523,047

		2,523,047
United Kingdom – 28.3%
Aon PLC	36,124	4,955,129
BHP Billiton PLC	293,759	6,573,787
British American Tobacco PLC	101,212	5,111,604
Compass Group PLC	221,293	4,714,474
Diageo PLC	67,168	2,411,042
Ferguson PLC	70,884	5,751,808
Howden Joinery Group PLC	300,561	2,125,740

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2018 (unaudited)	Shares	Value
United Kingdom (continued)
Informa PLC	281,255	$3,098,731
Melrose Industries PLC	907,967	2,547,956
Prudential PLC	332,516	7,597,558
RELX PLC	44,225	946,791
Royal Dutch Shell PLC, Class A	228,270	7,910,591
RSA Insurance Group PLC	270,005	2,420,480
Shire PLC	82,342	4,630,721
Unilever PLC	84,470	4,672,624

		65,469,036
Total Common Stocks (Cost $231,596,692)		224,048,267

June 30, 2018 (unaudited)	Principal Amount	Value
Short–Term Investment – 3.9%
Repurchase Agreements – 3.9%

Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $8,923,260, due 7/2/2018(3)	$8,923,000	$8,923,000
Total Repurchase Agreements (Cost $8,923,000)		8,923,000
Total Investments – 100.7% (Cost $240,519,692)		232,971,267
Liabilities in excess of other assets – (0.7)%		(1,540,505)
Total Net Assets – 100.0%		$231,430,762

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2018, the aggregate market value of these securities amounted to $1,494,641, representing 0.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$9,080,000	$9,104,498

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Belgium	$—	$3,730,406	*	$—	$3,730,406
Brazil	2,328,550	—		—	2,328,550
Canada	11,155,841	—		—	11,155,841
Denmark	—	3,081,017	*	—	3,081,017
Finland	—	3,180,535	*	—	3,180,535
France	—	25,642,571	*	—	25,642,571
Germany	—	11,605,665	*	—	11,605,665
India	2,162,880	—		—	2,162,880
Ireland	8,575,252	—		—	8,575,252
Israel	—	80,692	*	—	80,692
Japan	—	39,916,280	*	—	39,916,280
Luxembourg	—	1,847,283	*	—	1,847,283
Netherlands	—	7,185,232	*	—	7,185,232
Norway	—	6,611,451	*	—	6,611,451
Singapore	—	4,884,836	*	—	4,884,836
Spain	—	3,218,132	*	—	3,218,132
Sweden	769,235	7,659,670	*	—	8,428,905
Switzerland	—	10,226,325	*	—	10,226,325
Taiwan	2,194,331	—		—	2,194,331
Turkey	—	2,523,047	*	—	2,523,047
United Kingdom	4,955,129	60,513,907	*	—	65,469,036
Repurchase Agreements	—	8,923,000		—	8,923,000
Total	$32,141,218	$200,830,049		$—	$232,971,267

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$232,971,267
Foreign currency, at value	314,314
Receivable for investments sold	719,244
Dividends/interest receivable	368,970
Reimbursement receivable from adviser	42,715
Foreign tax reclaims receivable	36,307
Prepaid expenses	3,277

Total Assets	234,456,094

Liabilities
Payable for investments purchased	1,698,256
Due to custodian	1,021,317
Investment advisory fees payable	149,591
Distribution fees payable	48,494
Payable for fund shares redeemed	42,616
Accrued custodian and accounting fees	36,928
Accrued audit fees	15,854
Accrued trustees’ and officers’ fees	885
Accrued expenses and other liabilities	11,391

Total Liabilities	3,025,332

Total Net Assets	$231,430,762

Net Assets Consist of:
Paid-in capital	$236,254,327
Accumulated net investment income/(loss)	2,464,743
Accumulated net realized gain/(loss) from investments and foreign currency transactions	264,342
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,552,650)

Total Net Assets	$231,430,762

Investments, at Cost	$240,519,692

Foreign Currency, at Cost	$314,240

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	20,478,062
Net Asset Value Per Share	$11.30

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Dividends	$3,046,163
Interest	6,791
Withholding taxes on foreign dividends	(333,093)

Total Investment Income	2,719,861

Expenses
Investment advisory fees	434,744
Distribution fees	140,669
Trustees’ and officers’ fees	42,378
Custodian and accounting fees	30,664
Professional fees	27,827
Administrative fees	11,369
Transfer agent fees	7,903
Shareholder reports	3,058
Other expenses	11,267

Total Expenses	709,879

Less: Fees waived	(175,846)

Total Expenses, Net	534,033

Net Investment Income/(Loss)	2,185,828

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	(798,468)
Net realized gain/(loss) from foreign currency transactions	(199,055)
Net change in unrealized appreciation/(depreciation) on investments	(9,433,638)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(4,567)

Net Loss on Investments and Foreign Currency Transactions	(10,435,728)

Net Decrease in Net Assets Resulting from Operations	$(8,249,900)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$2,185,828	$263,007
Net realized gain/(loss) from investments and foreign currency transactions	(997,523)	1,326,229
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,438,205)	2,213,152

Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,249,900)	3,802,388

Capital Share Transactions
Proceeds from sales of shares	235,487,708	5,500,620
Cost of shares redeemed	(6,940,269)	(12,269,526)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	228,547,439	(6,768,906)

Net Increase/(Decrease) in Net Assets	220,297,539	(2,966,518)

Net Assets
Beginning of period	11,133,223	14,099,741

End of period	$231,430,762	$11,133,223

Accumulated Net Investment Income Included in Net Assets	$2,464,743	$278,915

Other Information:
Shares
Sold	20,134,465	552,275
Redeemed	(599,688)	(1,072,930)

Net Increase/(Decrease)	19,534,777	(520,655)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$11.80	$0.22	$(0.72)	$(0.50)	$11.30	(4.24)%	(4)
Year Ended 12/31/17	9.63	0.15	2.02	2.17	11.80	22.53%
Period Ended 12/31/16(5)	10.00	0.01	(0.38)	(0.37)	9.63	(3.70)%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
$231,431	0.95%	(4)	1.26%	(4)	3.88%	(4)	3.57%	(4)	68%	(4)
11,133	1.11%		2.39%		1.40%		0.12%		61%
14,100	1.11%	(4)	3.11%	(4)	0.42%	(4)	(1.58)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian International Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2018 were as follows:

	Transfers into Level 1	Transfers (out) of Level 2
Common Stocks	$(99,563)	$(99,563)

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2018, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the

Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.11%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $175,846.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$388,825	$58,226	$240,766	$89,833

Park Avenue has entered into a Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”). Lazard is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $140,669 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $294,269,504 and $70,877,225, respectively, for the six months ended June 30, 2018. During the six months ended June 30, 2018, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8172

Guardian Variable

Products Trust

2018

Semiannual Report

All Data as of June 30, 2018

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2018. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $367,795,548

Bond Sector Allocation[1] As of June 30, 2018

Bond Quality Allocation[2] As of June 30, 2018

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2018

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bills	1.813%	7/26/2018	10.73%
Federal National Mortgage Association	4.000%	7/1/2048	9.56%
Federal National Mortgage Association	4.500%	7/1/2048	8.33%
U.S. Treasury Notes	2.500%	5/31/2020	6.94%
U.S. Treasury Notes	2.500%	6/30/2020	6.56%
U.S. Treasury Bonds	3.125%	5/15/2048	3.31%
U.S. Treasury Bonds	3.000%	2/15/2048	3.28%
U.S. Treasury Bills	1.875%	8/30/2018	2.40%
Province of Ontario Canada	2.200%	10/3/2022	1.75%
Federal National Mortgage Association	3.500%	7/1/2048	1.73%
Total			54.59%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Expense Ratio During Period 1/1/18-6/30/18
Based on Actual Return	$1,000.00	$979.20	$3.88	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 19.9%
Federal Home Loan Mortgage Corp. 4.00% due 8/1/2047	$207,956	$212,273
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificate K072 A2 3.444% due 12/25/2027	42,000	42,011
Federal National Mortgage Association 3.50% due 7/1/2048(1)	6,400,000	6,369,895
4.00% due 9/1/2047	454,991	464,478
4.00% due 7/1/2048(1)	34,500,000	35,172,812
4.50% due 7/1/2048(1)	29,400,000	30,613,003
Government National Mortgage Association 2017-168 AS 2.70% due 8/16/2058	97,272	93,985
2017-41 AS 2.60% due 6/16/2057	84,513	80,952
2017-69 AS 2.75% due 2/16/2058	45,085	43,325
2017-71 AS 2.70% due 4/16/2057	28,911	27,660
2017-89 AB 2.60% due 7/16/2058	28,605	27,538
2017-90 AS 2.70% due 7/16/2057	40,176	38,642

Total Agency Mortgage–Backed Securities (Cost $72,995,990)		73,186,574
Asset–Backed Securities – 21.7%
ACC Trust 2018-1 B 4.82% due 5/20/2021(2)	230,000	230,243
Ally Auto Receivables Trust 2017-5 A2 1.81% due 6/15/2020	12,187	12,151
American Credit Acceptance Receivables Trust 2016-2 C 6.09% due 5/12/2022(2)	11,000	11,266
2017-3 A 1.82% due 3/10/2020(2)	8,230	8,221
2018-1 A 2.72% due 3/10/2021(2)	62,771	62,708
American Express Credit Account Master Trust 2017-1 A 1.93% due 9/15/2022	1,000,000	985,254
AmeriCredit Automobile Receivables Trust 2013-5 D 2.86% due 12/9/2019	35,673	35,677
2014-1 C 2.15% due 3/9/2020	7,008	7,006
2015-3 B 2.08% due 9/8/2020	30,447	30,418
2015-4 A3 1.70% due 7/8/2020	245,118	244,841

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2016-3 C 2.24% due 4/8/2022	$2,097,000	$2,062,999
2016-4 A2A 1.34% due 4/8/2020	1,866	1,865
2017-1 A2A 1.51% due 5/18/2020	6,473	6,461
2017-2 C 2.97% due 3/20/2023	44,000	43,676
2017-3 B 2.24% due 6/19/2023	18,000	17,688
2017-4 A3 2.04% due 7/18/2022	176,000	173,550
Ares XXXIII CLO Ltd. 2015-1A A1R 3.668% (LIBOR 3 Month + 1.35%) due 12/5/2025(2)(3)	250,000	250,659
Ascentium Equipment Receivables Trust 2016-2A A2 1.46% due 4/10/2019(2)	1,290	1,290
2016-2A A3 1.65% due 5/10/2022(2)	14,000	13,895
2016-2A B 2.50% due 9/12/2022(2)	9,000	8,898
2017-1A A2 1.87% due 7/10/2019(2)	22,317	22,272
2017-1A A3 2.29% due 6/10/2021(2)	12,000	11,865
Avery Point VII CLO Ltd. 2015-7A A1 3.848% (LIBOR 3 Month + 1.50%) due 1/15/2028(2)(3)	2,000,000	2,005,424
Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% due 12/20/2021(2)	826,000	815,773
Barclays Dryrock Issuance Trust 2014-3 A 2.41% due 7/15/2022	2,020,000	2,009,449
2015-4 A 1.72% due 8/16/2021	111,000	110,744
Benefit Street Partners CLO IV Ltd. 2014-IVA BR 5.259% (LIBOR 3 Month + 2.90%) due 1/20/2029(2)(3)	500,000	501,872
BlueMountain CLO Ltd. 2014-1A A1R 3.619% (LIBOR 3 Month + 1.26%) due 4/30/2026(2)(3)	1,844,358	1,843,583
BMW Vehicle Owner Trust 2018-A A2A 2.09% due 11/25/2020	90,000	89,723
California Republic Auto Receivables Trust 2015-1 A4 1.82% due 9/15/2020	23,155	23,070
2015-2 B 2.53% due 6/15/2021	87,000	86,374

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2015-3 A4 2.13% due 5/17/2021	$28,535	$28,433
2015-4 A4 2.58% due 6/15/2021(2)	92,392	92,326
2016-2 B 2.52% due 5/16/2022	21,000	20,571
2017-1 A3 1.90% due 3/15/2021	51,000	50,783
2018-1 A2 2.86% due 3/15/2021	934,000	934,211
2018-1 B 3.56% due 3/15/2023	669,000	669,927
Capital Auto Receivables Asset Trust 2017-1 B 2.43% due 5/20/2022(2)	28,000	27,491
2017-1 C 2.70% due 9/20/2022(2)	40,000	39,314
2017-1 D 3.15% due 2/20/2025(2)	1,086,000	1,077,443
Capital One Multi-Asset Execution Trust 2017-A1 A1 2.00% due 1/17/2023	1,000,000	985,600
CarMax Auto Owner Trust
2015-2 A4 1.80% due 3/15/2021	40,000	39,708
2016-4 A2 1.21% due 11/15/2019	1,734	1,732
2017-4 A3 2.11% due 10/17/2022	1,874,000	1,845,535
Cent CLO Ltd. 2014-22A A1R 3.773% (LIBOR 3 Month + 1.41%) due 11/7/2026(2)(3)	2,000,000	1,999,658
Chase Issuance Trust 2015-A7 1.62% due 7/15/2020	100,000	99,969
Chesapeake Funding II LLC 2016-1A A1 2.11% due 3/15/2028(2)	147,229	146,685
2016-2A A1 1.88% due 6/15/2028(2)	421,240	418,267
2017-2A A1 1.99% due 5/15/2029(2)	454,781	450,130
2017-3A A1 1.91% due 8/15/2029(2)	1,999,984	1,976,195
Chrysler Capital Auto Receivables Trust 2014-BA D 3.44% due 8/16/2021(2)	17,000	17,039
2016-AA C 3.25% due 6/15/2022(2)	6,000	6,016
CIFC Funding Ltd. 2014-5A A1R 3.753% (LIBOR 3 Month + 1.40%) due 1/17/2027(2)(3)	2,000,000	1,999,352

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Citibank Credit Card Issuance Trust 2013-A7 A7 2.476% (LIBOR 1 Month + 0.43%) due 9/10/2020(3)	$100,000	$100,067
2017-A2 A2 1.74% due 1/19/2021	100,000	99,579
CNH Equipment Trust 2015-A A4 1.85% due 4/15/2021	65,000	64,739
Conn’s Receivables Funding LLC 2017-B A 2.73% due 7/15/2020(2)	35,390	35,385
CPS Auto Receivables Trust 2018-B A 2.72% due 9/15/2021(2)	1,199,577	1,193,112
2017-D A 1.87% due 3/15/2021(2)	60,861	60,543
2017-D B 2.43% due 1/18/2022(2)	955,000	944,810
2018-B B 3.23% due 7/15/2022(2)	1,509,000	1,502,353
2018-B D 4.26% due 3/15/2024(2)	750,000	752,327
Crestline Denali CLO XIV Ltd. 2016-1A A 3.932% (LIBOR 3 Month + 1.57%) due 10/23/2028(2)(3)	664,000	664,949
Daimler Trucks Retail Trust 2018-1 A2 2.60% due 5/15/2020(2)	72,000	72,006
Discover Card Execution Note Trust 2013-A6 A6 2.523% (LIBOR 1 Month + 0.45%) due 4/15/2021(3)	200,000	200,249
2014-A1 A1 2.503% (LIBOR 1 Month + 0.43%) due 7/15/2021(3)	200,000	200,335
2016-A1 A1 1.64% due 7/15/2021	100,000	99,530
2017-A2 A2 2.39% due 7/15/2024	1,277,000	1,247,191
DLL LLC 2018-1 A3 3.10% due 4/18/2022(2)	1,016,000	1,015,825
DLL Securitization Trust 2017-A A3 2.14% due 12/15/2021(2)	749,000	737,863
2017-A A4 2.43% due 11/17/2025(2)	100,000	97,684
Drive Auto Receivables Trust 2015-BA C 2.76% due 7/15/2021(2)	9,289	9,296
2016-AA C 3.91% due 5/17/2021(2)	35,823	35,978
2016-BA D 4.53% due 8/15/2023(2)	1,329,000	1,352,083
2016-CA B 2.37% due 11/16/2020(2)	5,593	5,590

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2016-CA C 3.02% due 11/15/2021(2)	$37,000	$37,029
2016-CA D 4.18% due 3/15/2024(2)	14,000	14,174
2017-1 D 3.84% due 3/15/2023	3,156,000	3,182,684
2017-2 A3 1.82% due 6/15/2020	15,685	15,680
2017-3 C 2.80% due 7/15/2022	62,000	61,795
2017-AA B 2.51% due 1/15/2021(2)	20,183	20,174
2017-AA D 4.16% due 5/15/2024(2)	26,000	26,320
2017-BA D 3.72% due 10/17/2022(2)	1,499,000	1,508,110
Dryden 38 Senior Loan Fund 2015-38A A 3.778% (LIBOR 3 Month + 1.43%) due 7/15/2027(2)(3)	250,000	249,923
Engs Commercial Finance Trust 2018-1A A1 2.97% due 2/22/2021(2)	88,429	88,132
First Investors Auto Owner Trust 2016-2A A1 1.53% due 11/16/2020(2)	3,711	3,704
2017-1A A1 1.69% due 4/15/2021(2)	15,440	15,382
2017-2A A1 1.86% due 10/15/2021(2)	59,697	59,399
2017-3A A2 2.41% due 12/15/2022(2)	24,000	23,668
2017-3A B 2.72% due 4/17/2023(2)	10,000	9,820
Flagship Credit Auto Trust 2016-2 A2 3.05% due 8/16/2021(2)	2,833,215	2,835,042
2017-1 A 1.93% due 12/15/2021(2)	20,781	20,709
2017-2 A 1.85% due 7/15/2021(2)	23,145	22,997
2017-3 A 1.88% due 10/15/2021(2)	24,689	24,525
2017-3 B 2.59% due 7/15/2022(2)	20,000	19,768
2017-4 A 2.07% due 4/15/2022(2)	22,166	21,988
2018-1 A 2.59% due 6/15/2022(2)	38,145	37,982
Ford Credit Auto Lease Trust 2017-B A2A 1.80% due 6/15/2020	50,506	50,298
Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(2)	2,000,000	1,936,586
2016-C A2A 1.04% due 9/15/2019	3,893	3,888

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A 2017-2 A1 2.16% due 9/15/2022	$1,500,000	$1,470,832
Foursight Capital Automobile Receivables Trust 2016-1 A2 2.87% due 10/15/2021(2)	39,990	39,930
2018-1 B 3.53% due 4/17/2023(2)	100,000	99,653
GM Financial Automobile Leasing Trust 2016-3 A3 1.61% due 12/20/2019	17,185	17,110
2017-2 A2A 1.72% due 1/21/2020	10,683	10,636
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A 1.71% due 9/16/2020(2)	61,512	61,285
GMF Floorplan Owner Revolving Trust 2018-2 A1 3.13% due 3/15/2023(2)	100,000	99,854
Golden Credit Card Trust 2018-1A A 2.62% due 1/15/2023(2)	2,015,000	1,993,058
Hardee’s Funding LLC 2018-1A AII 4.959% due 6/20/2048(2)	768,000	773,159
Honda Auto Receivables Owner Trust 2016-2 A3 1.39% due 4/15/2020	7,363	7,324
2016-4 A2 1.04% due 4/18/2019	1,740	1,738
Hyundai Auto Lease Securitization Trust 2016-B A3 1.52% due 10/15/2019(2)	55,096	55,003
2017-C A2A 1.89% due 3/16/2020(2)	96,614	96,087
Jefferson Mill CLO Ltd. 2015-1A B1 4.509% (LIBOR 3 Month + 2.15%) due 7/20/2027(2)(3)	356,000	355,768
KVK CLO Ltd. 2016-1A C 5.498% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	490,253
Laurel Road Prime Student Loan Trust 2017-B A1FX 1.63% due 8/25/2042(2)	15,581	15,564
LCM XXII Ltd. 22A A1 3.839% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	250,000	251,436

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Magnetite XVIII Ltd. 2016-18A A 3.743% (LIBOR 3 Month + 1.40%) due 11/15/2028(2)(3)	$2,000,000	$2,004,464
Master Credit Card Trust II Series 2018-1A A 2.578% (LIBOR 1 Month + 0.49%) due 7/22/2024(2)(3)	100,000	99,912
Mercedes-Benz Auto Lease Trust 2018-A A2 2.20% due 4/15/2020	56,000	55,862
Mercedes-Benz Auto Receivables Trust 2015-1 A3 1.34% due 12/16/2019	26,595	26,541
2016-1 A3 1.26% due 2/16/2021	19,697	19,512
MMAF Equipment Finance LLC 2017-AA A3 2.04% due 2/16/2022(2)	1,705,000	1,677,435
NextGear Floorplan Master Owner Trust 2016-1A A2 2.74% due 4/15/2021(2)	1,349,000	1,347,443
2016-2A A2 2.19% due 9/15/2021(2)	656,000	649,708
OHA Loan Funding Ltd. 2016-1A B1 4.159% (LIBOR 3 Month + 1.80%) due 1/20/2028(2)(3)	542,000	541,163
OSCAR U.S. Funding Trust V 2016-2A A2A 2.31% due 11/15/2019(2)	8,981	8,975
Pennsylvania Higher Education Assistance Agency 2006-1 B 2.63% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	45,166	43,700
PFS Financing Corp. 2016-BA A 1.87% due 10/15/2021(2)	937,000	923,522
Santander Drive Auto Receivables Trust 2014-2 C 2.33% due 11/15/2019	168	168
2014-4 C 2.60% due 11/16/2020	4,270	4,270
2015-4 C 2.97% due 3/15/2021	26,401	26,424
2016-3 B 1.89% due 6/15/2021	12,000	11,949
2017-3 A3 1.87% due 6/15/2021	48,000	47,713
2017-3 C 2.76% due 12/15/2022	12,000	11,893

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2018-1 A2 2.10% due 11/16/2020	$49,000	$48,888
2018-1 B 2.63% due 7/15/2022	46,000	45,631
2018-1 D 3.32% due 3/15/2024	35,000	34,432
2018-3 A2A 2.78% due 3/15/2021	1,080,000	1,080,255
SCF Equipment Leasing LLC 2018-1A A2 3.63% due 10/20/2024(2)	873,000	873,449
SoFi Professional Loan Program Trust 2017-E A2B 2.72% due 11/26/2040(2)	100,000	97,043
2017-F A1FX 2.05% due 1/25/2041(2)	2,087,208	2,068,779
2018-A A2A 2.39% due 2/25/2042(2)	651,404	647,432
2018-A A2B 2.95% due 2/25/2042(2)	1,207,000	1,181,559
2018-B A1FX 2.64% due 8/25/2047(2)	700,935	698,268
Sound Point CLO II Ltd. 2013-1A A1R 3.432% (LIBOR 1 Month + 1.07%) due 1/26/2031(2)(3)	250,000	249,256
SunTrust Auto Receivables Trust 2015-1A A4 1.78% due 1/15/2021(2)	19,178	19,086
Synchrony Credit Card Master Note Trust 2016-1 A 2.04% due 3/15/2022	100,000	99,690
2017-1 A 1.93% due 6/15/2023	1,873,000	1,835,763
2017-2 A 2.62% due 10/15/2025	2,219,000	2,160,116
TCF Auto Receivables Owner Trust 2015-2A C 3.75% due 12/15/2021(2)	1,049,000	1,051,821
2016-1A B 2.32% due 6/15/2022(2)	69,000	67,335
2016-PT1A B 2.92% due 10/17/2022(2)	30,000	29,549
THL Credit Wind River CLO Ltd. 2012-1A BR 4.198% (LIBOR 3 Month + 1.85%) due 1/15/2026(2)(3)	2,000,000	2,002,804
2014-3A BR 3.962% (LIBOR 3 Month + 1.60%) due 1/22/2027(2)(3)	1,734,000	1,733,060
Towd Point Asset Trust 2018-SL1 A 2.691% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	767,364	764,662
Volvo Financial Equipment LLC 2015-1A A4 1.91% due 1/15/2020(2)	50,000	49,882
Westgate Resorts LLC 2018-1A A 3.38% due 12/20/2031(2)	337,740	337,191

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
Westlake Automobile Receivables Trust 2016-3A B 2.07% due 12/15/2021(2)	$10,000	$9,977
2017-2A A2A 1.80% due 7/15/2020(2)	27,411	27,325
World Financial Network Credit Card Master Trust 2017-B A 1.98% due 6/15/2023	2,894,000	2,866,019
2017-C A 2.31% due 8/15/2024	1,091,000	1,070,281
2017-C M 2.66% due 8/15/2024	40,000	39,316

Total Asset–Backed Securities (Cost $80,059,322)		79,964,784
Corporate Bonds & Notes – 29.7%
Aerospace & Defense – 0.4%
Bombardier, Inc. 7.50% due 3/15/2025(2)	746,000	776,772
Embraer S.A. 5.15% due 6/15/2022	15,000	15,403
Kratos Defense & Security Solutions, Inc. 6.50% due 11/30/2025(2)	553,000	573,737
United Technologies Corp. 4.50% due 6/1/2042	98,000	96,555

		1,462,467
Auto Manufacturers – 1.0%
Daimler Finance North America LLC 3.75% due 2/22/2028(2)	760,000	737,074
Ford Motor Co. 7.45% due 7/16/2031	1,065,000	1,251,418
General Motors Co. 6.60% due 4/1/2036	225,000	243,524
6.75% due 4/1/2046	1,100,000	1,218,624
Tesla, Inc. 5.30% due 8/15/2025(2)	419,000	372,910

		3,823,550
Auto Parts & Equipment – 0.1%
American Axle & Manufacturing, Inc. 6.25% due 4/1/2025	312,000	309,660

		309,660
Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc. 4.70% due 2/1/2036	1,415,000	1,434,169
Anheuser-Busch InBev Worldwide, Inc. 4.00% due 4/13/2028	794,000	792,156
Bacardi Ltd. 4.70% due 5/15/2028(2)	717,000	705,193

June 30, 2018 (unaudited)	Principal Amount	Value
Beverages (continued)
Becle SAB de C.V. 3.75% due 5/13/2025(2)	$150,000	$144,387
Maple Escrow Subsidiary, Inc. 4.597% due 5/25/2028(2)	577,000	579,136

		3,655,041
Building Materials – 0.1%
CRH America Finance, Inc. 4.50% due 4/4/2048(2)	575,000	539,393

		539,393
Chemicals – 0.9%
Ashland LLC 6.875% due 5/15/2043	176,000	178,640
Braskem Netherlands Finance B.V. 4.50% due 1/10/2028(2)	400,000	368,000
CNAC HK Finbridge Co. Ltd. 3.50% due 7/19/2022	380,000	366,924
Equate Petrochemical B.V. 4.25% due 11/3/2026(2)	450,000	436,056
Mexichem SAB de C.V. 4.875% due 9/19/2022(2)	250,000	253,375
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 4/24/2023(2)	300,000	283,980
Rain CII Carbon LLC / CII Carbon Corp. 7.25% due 4/1/2025(2)	883,000	896,245
The Chemours Co. 5.375% due 5/15/2027	186,000	179,955
7.00% due 5/15/2025	340,000	364,650

		3,327,825
Coal – 0.4%
Peabody Energy Corp. 6.375% due 3/31/2025(2)	543,000	560,647
Warrior Met Coal, Inc. 8.00% due 11/1/2024(2)	746,000	770,245

		1,330,892
Commercial Banks – 5.6%
Akbank Turk A/S 4.00% due 1/24/2020(2)	200,000	193,500
Banco de Credito e Inversiones S.A. 3.50% due 10/12/2027(2)	420,000	379,050
Bank of America Corp. 3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,045,000	997,700
3.824% (3.824% fixed rate until 1/20/2027; LIBOR 3 Month + 1.575% thereafter) due 1/20/2028(3)	1,494,000	1,457,317
3.95% due 4/21/2025	25,000	24,483
4.00% due 1/22/2025	577,000	569,587
4.45% due 3/3/2026	250,000	250,579

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
Citigroup, Inc. 3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	$1,576,000	$1,526,411
4.45% due 9/29/2027	361,000	355,091
HBOS PLC 6.00% due 11/1/2033(2)	35,000	39,541
Intesa Sanpaolo S.p.A. 3.875% due 1/12/2028(2)	400,000	342,887
5.71% due 1/15/2026(2)	400,000	365,745
Itau Unibanco Holding S.A. 6.125% (5 Year CMT + 3.981%) due 12/12/2022(2)(3)	400,000	374,000
JPMorgan Chase & Co. 3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	2,747,000	2,680,123
Macquarie Group Ltd. 4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.80% thereafter) due 3/27/2029(2)(3)	963,000	959,482
Morgan Stanley 3.625% due 1/20/2027	406,000	389,852
4.00% due 7/23/2025	790,000	787,597
Popular, Inc. 7.00% due 7/1/2019	25,000	25,375
Royal Bank of Scotland Group PLC 4.892% (4.892% fixed rate until 5/18/2028; LIBOR 1 Month + 1.82% thereafter) due 5/18/2029(3)	454,000	451,979
Santander U.K. PLC 7.95% due 10/26/2029	87,000	108,415
The Goldman Sachs Group, Inc. 4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.35% thereafter) due 5/1/2029(3)	490,000	482,606
6.25% due 2/1/2041	405,000	472,862
6.75% due 10/1/2037	355,000	421,329
The Toronto-Dominion Bank 3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	1,074,000	1,010,746
Turkiye Garanti Bankasi A/S 6.25% due 4/20/2021(2)	400,000	399,002
UBS AG 7.625% due 8/17/2022	900,000	993,510

June 30, 2018 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
UBS Group Funding Switzerland AG 4.253% due 3/23/2028(2)	$891,000	$885,277
Wachovia Corp. 7.574% due 8/1/2026(3)	151,000	181,383
Wells Fargo & Co. 3.00% due 10/23/2026	312,000	288,081
Wells Fargo Bank N.A. 6.60% due 1/15/2038	2,000,000	2,492,929
Westpac Banking Corp. 4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.236% thereafter) due 11/23/2031(3)	531,000	511,623

		20,418,062
Commercial Services – 0.8%
Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027(2)	200,000	181,969
Ahern Rentals, Inc. 7.375% due 5/15/2023(2)	762,000	742,950
The Brink’s Co. 4.625% due 10/15/2027(2)	402,000	375,870
Total System Services, Inc. 4.00% due 6/1/2023	435,000	435,919
United Rentals North America, Inc. 4.875% due 1/15/2028	742,000	687,055
Weight Watchers International, Inc. 8.625% due 12/1/2025(2)	507,000	556,407

		2,980,170
Computers – 0.4%
Dell International LLC / EMC Corp. 3.48% due 6/1/2019(2)	17,000	17,043
5.45% due 6/15/2023(2)	141,000	147,576
6.02% due 6/15/2026(2)	134,000	140,752
7.125% due 6/15/2024(2)	505,000	535,012
8.35% due 7/15/2046(2)	648,000	780,398

		1,620,781
Diversified Financial Services – 1.5%
Affiliated Managers Group, Inc. 3.50% due 8/1/2025	500,000	484,666
4.25% due 2/15/2024	25,000	25,434
BrightSphere Investment Group PLC 4.80% due 7/27/2026	315,000	309,794
Discover Financial Services 4.10% due 2/9/2027	474,000	454,653
E*TRADE Financial Corp. 4.50% due 6/20/2028	451,000	452,590
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	1,095,000	1,060,814
International Lease Finance Corp. 5.875% due 4/1/2019	880,000	898,010
5.875% due 8/15/2022	112,000	118,776

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)
Navient Corp. 6.125% due 3/25/2024	$938,000	$926,275
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	255,000	252,786
4.875% due 4/15/2045(2)	198,000	190,601
SURA Asset Management S.A. 4.375% due 4/11/2027(2)	400,000	382,000

		5,556,399
Electric – 1.5%
Appalachian Power Co. 7.00% due 4/1/2038	323,000	426,593
Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(2)	686,000	689,230
Berkshire Hathaway Energy Co. 3.80% due 7/15/2048	263,000	241,039
Edison International 4.125% due 3/15/2028	372,000	366,273
Entergy Louisiana LLC 4.00% due 3/15/2033	292,000	292,268
Exelon Generation Co. LLC 5.60% due 6/15/2042	245,000	247,445
6.25% due 10/1/2039	450,000	476,377
Massachusetts Electric Co. 4.004% due 8/15/2046(2)	370,000	353,220
Minejesa Capital B.V. 4.625% due 8/10/2030(2)	200,000	181,731
Pacific Gas & Electric Co. 3.30% due 12/1/2027	1,329,000	1,193,368
PSEG Power LLC 8.625% due 4/15/2031	228,000	298,934
South Carolina Electric & Gas Co. 6.05% due 1/15/2038	543,000	616,289
6.625% due 2/1/2032	15,000	17,658

		5,400,425
Electronics – 0.2%
Trimble, Inc. 4.90% due 6/15/2028	560,000	559,005

		559,005
Engineering & Construction – 0.2%
China Railway Resources Huitung Ltd. 3.85% due 2/5/2023	581,000	576,811

		576,811
Entertainment – 0.3%
Eldorado Resorts, Inc. 6.00% due 4/1/2025	370,000	370,463
Jacobs Entertainment, Inc. 7.875% due 2/1/2024(2)	553,000	577,885
Mohegan Gaming & Entertainment 7.875% due 10/15/2024(2)	59,000	55,755

		1,004,103

June 30, 2018 (unaudited)	Principal Amount	Value
Food – 0.0%
Arcor SAIC 6.00% due 7/6/2023(2)	$13,000	$12,994

		12,994
Forest Products & Paper – 0.1%
Fibria Overseas Finance Ltd. 4.00% due 1/14/2025	390,000	359,970

		359,970
Gas – 0.2%
Dominion Energy Gas Holdings LLC 4.60% due 12/15/2044	630,000	621,369

		621,369
Hand & Machine Tools – 0.1%
Kennametal, Inc. 4.625% due 6/15/2028	360,000	356,483

		356,483
Healthcare–Services – 1.1%
Acadia Healthcare Co., Inc. 5.625% due 2/15/2023	577,000	581,327
6.50% due 3/1/2024	10,000	10,250
Ascension Health 3.945% due 11/15/2046	193,000	190,157
HCA, Inc. 5.50% due 6/15/2047	947,000	868,872
7.50% due 11/6/2033	10,000	10,525
Kaiser Foundation Hospitals 4.15% due 5/1/2047	249,000	252,149
MPH Acquisition Holdings LLC 7.125% due 6/1/2024(2)	540,000	553,500
NYU Langone Hospitals 4.368% due 7/1/2047	81,000	83,675
Polaris Intermediate Corp. 8.50% due 12/1/2022, Toggle PIK (8.50% Cash or 9.25% PIK)(2)(4)	540,000	556,875
The New York and Presbyterian Hospital 4.063% due 8/1/2056	310,000	306,049
WellCare Health Plans, Inc. 5.25% due 4/1/2025	771,000	767,145

		4,180,524
Home Builders – 0.7%
AV Homes, Inc. 6.625% due 5/15/2022	351,000	362,407
Century Communities, Inc. 5.875% due 7/15/2025	599,000	566,055
PulteGroup, Inc. 7.875% due 6/15/2032	638,000	730,510
TRI Pointe Group, Inc. 5.25% due 6/1/2027	804,000	737,670
William Lyon Homes, Inc. 5.875% due 1/31/2025	224,000	211,960

		2,608,602

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Household Products & Wares – 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V. 3.80% due 4/8/2024(2)	$100,000	$98,327

		98,327
Insurance – 0.5%
Assurant, Inc. 4.90% due 3/27/2028	347,000	346,947
CNO Financial Group, Inc. 5.25% due 5/30/2025	561,000	556,793
Lincoln National Corp. 6.30% due 10/9/2037	161,000	191,514
Teachers Insurance & Annuity Association of America 4.90% due 9/15/2044(2)	798,000	840,038
Willis North America, Inc. 7.00% due 9/29/2019	50,000	52,179

		1,987,471
Internet – 1.4%
Alibaba Group Holding Ltd. 3.60% due 11/28/2024	600,000	590,354
4.20% due 12/6/2047	400,000	364,129
Amazon.com, Inc. 5.20% due 12/3/2025	782,000	859,664
Baidu, Inc. 3.875% due 9/29/2023	650,000	644,772
Netflix, Inc. 4.375% due 11/15/2026	1,397,000	1,305,916
Tencent Holdings Ltd. 3.595% due 1/19/2028(2)	1,384,000	1,309,292

		5,074,127
Iron & Steel – 0.4%
AK Steel Corp. 7.00% due 3/15/2027	599,000	569,050
Cleveland-Cliffs, Inc. 5.75% due 3/1/2025	585,000	554,287
Vale Overseas Ltd. 6.875% due 11/10/2039	141,000	159,683

		1,283,020
Leisure Time – 0.4%
Carnival PLC 7.875% due 6/1/2027	525,000	664,857
Silversea Cruise Finance Ltd. 7.25% due 2/1/2025(2)	732,000	790,633

		1,455,490
Machinery–Construction & Mining – 0.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25% due 3/15/2024(2)	728,000	774,519

		774,519
Machinery–Diversified – 0.5%
nVent Finance Sarl 4.55% due 4/15/2028(2)	1,587,000	1,557,121

June 30, 2018 (unaudited)	Principal Amount	Value
Machinery–Diversified (continued)
SPX FLOW, Inc. 5.625% due 8/15/2024(2)	$181,000	$179,642

		1,736,763
Media – 1.7%
21st Century Fox America, Inc. 7.75% due 12/1/2045	320,000	450,966
Cablevision Systems Corp. 5.875% due 9/15/2022	789,000	783,083
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75% due 2/15/2026(2)	551,000	541,358
Comcast Corp. 3.15% due 3/1/2026	1,328,000	1,247,040
3.969% due 11/1/2047	449,000	395,506
Cox Communications, Inc. 4.50% due 6/30/2043(2)	714,000	605,391
4.70% due 12/15/2042(2)	496,000	434,360
8.375% due 3/1/2039(2)	40,000	52,899
Myriad International Holdings B.V. 5.50% due 7/21/2025(2)	540,000	555,390
Time Warner Cable LLC 7.30% due 7/1/2038	699,000	792,323
Time Warner Entertainment Co. LP 8.375% due 7/15/2033	268,000	330,882

		6,189,198
Metal Fabricate & Hardware – 0.0%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. 7.375% due 12/15/2023(2)	9,000	9,383

		9,383
Mining – 0.8%
Anglo American Capital PLC 4.00% due 9/11/2027(2)	1,000,000	931,022
4.75% due 4/10/2027(2)	521,000	513,671
Barrick North America Finance LLC 7.50% due 9/15/2038	88,000	111,181
Corp. Nacional del Cobre de Chile 4.50% due 9/16/2025(2)	450,000	459,531
Freeport-McMoRan, Inc. 3.875% due 3/15/2023	571,000	539,595
Glencore Finance Canada Ltd. 5.55% due 10/25/2042(2)	450,000	450,018
Hudbay Minerals, Inc. 7.625% due 1/15/2025(2)	5,000	5,238

		3,010,256
Miscellaneous Manufacturing – 0.5%
General Electric Co. 6.15% due 8/7/2037	706,000	826,265
Koppers, Inc. 6.00% due 2/15/2025(2)	740,000	740,000

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Miscellaneous Manufacturing (continued)
Siemens Financieringsmaatschappij NV 2.35% due 10/15/2026(2)	$500,000	$449,943

		2,016,208
Oil & Gas – 3.0%
Apache Corp. 5.10% due 9/1/2040	717,000	705,474
Berry Petroleum Co. LLC 7.00% due 2/15/2026(2)	12,000	12,270
Carrizo Oil & Gas, Inc. 6.25% due 4/15/2023	560,000	567,000
Continental Resources, Inc. 3.80% due 6/1/2024	1,009,000	984,320
Eni S.p.A. 5.70% due 10/1/2040(2)	100,000	108,407
Eni U.S.A., Inc. 7.30% due 11/15/2027	1,225,000	1,476,233
Equinor ASA 7.15% due 11/15/2025	1,500,000	1,815,494
Gazprom OAO Via Gaz Capital S.A. 4.95% due 2/6/2028(2)	200,000	192,620
Kerr-McGee Corp. 7.875% due 9/15/2031	20,000	25,363
Pertamina Persero PT 5.625% due 5/20/2043(2)	200,000	189,397
Petrobras Global Finance B.V. 4.375% due 5/20/2023	290,000	271,730
7.25% due 3/17/2044	560,000	518,000
Petroleos Mexicanos 4.50% due 1/23/2026	803,000	753,375
Precision Drilling Corp. 5.25% due 11/15/2024	385,000	363,825
7.75% due 12/15/2023	176,000	185,240
Raizen Fuels Finance S.A. 5.30% due 1/20/2027(2)	200,000	192,500
Sanchez Energy Corp. 6.125% due 1/15/2023	536,000	364,480
Sinopec Group Overseas Development Ltd. 4.375% due 10/17/2023(2)	200,000	204,819
SM Energy Co. 6.50% due 1/1/2023	576,000	581,760
Valero Energy Corp. 10.50% due 3/15/2039	430,000	697,585
WPX Energy, Inc. 5.25% due 9/15/2024	562,000	552,868
YPF S.A. 8.50% due 7/28/2025(2)	415,000	395,163

		11,157,923
Oil & Gas Services – 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337% due 12/15/2027	796,000	740,702

June 30, 2018 (unaudited)	Principal Amount	Value
Oil & Gas Services (continued)
National Oilwell Varco, Inc. 3.95% due 12/1/2042	$18,000	$15,183
Transocean Proteus Ltd. 6.25% due 12/1/2024(2)	341,700	345,117

		1,101,002
Pharmaceuticals – 0.2%
Bayer Corp. 6.65% due 2/15/2028(2)	11,000	12,863
CVS Health Corp. 4.30% due 3/25/2028	449,000	442,898
Teva Pharmaceutical Finance Netherlands III B.V. 2.20% due 7/21/2021	24,000	22,261
Valeant Pharmaceuticals International, Inc. 5.625% due 12/1/2021(2)	399,000	392,516

		870,538
Pipelines – 0.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60% due 11/2/2047(2)	200,000	183,200
Cheniere Corpus Christi Holdings LLC 5.125% due 6/30/2027	775,000	768,219
Colonial Pipeline Co. 4.25% due 4/15/2048(2)	478,000	463,499
Energy Transfer Partners LP 7.50% due 7/1/2038	250,000	285,331
GNL Quintero S.A. 4.634% due 7/31/2029(2)	200,000	195,750
Kinder Morgan, Inc. 7.75% due 1/15/2032	454,000	554,417
Peru LNG S.R.L. 5.375% due 3/22/2030(2)	200,000	198,000

		2,648,416
Real Estate – 0.5%
China Evergrande Group 8.75% due 6/28/2025	700,000	613,820
Country Garden Holdings Co. Ltd. 4.75% due 9/28/2023	400,000	365,942
Hunt Cos., Inc. 6.25% due 2/15/2026(2)	797,000	743,202

		1,722,964
Real Estate Investment Trusts – 0.5%
EPR Properties 4.75% due 12/15/2026	37,000	36,190
4.95% due 4/15/2028	706,000	690,725
Kilroy Realty LP 6.625% due 6/1/2020	10,000	10,579
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625% due 5/1/2024	15,000	15,187
VEREIT Operating Partnership LP 3.00% due 2/6/2019	60,000	59,972

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)
4.875% due 6/1/2026	$1,112,000	$1,108,592

		1,921,245
Retail – 0.0%
Conn’s, Inc. 7.25% due 7/15/2022	180,000	178,686

		178,686
Semiconductors – 0.2%
Marvell Technology Group Ltd. 4.20% due 6/22/2023	247,000	246,962
Xilinx, Inc. 2.95% due 6/1/2024	631,000	600,185

		847,147
Software – 0.3%
Oracle Corp. 6.125% due 7/8/2039	500,000	613,346
salesforce.com, Inc. 3.70% due 4/11/2028	371,000	368,347

		981,693
Telecommunications – 0.7%
AT&T, Inc. 6.00% due 8/15/2040	227,000	236,691
Frontier Communications Corp. 6.875% due 1/15/2025	630,000	405,562
11.00% due 9/15/2025	223,000	178,333
MTN Mauritius Investment Ltd. 4.755% due 11/11/2024(2)	200,000	185,270
Ooredoo International Finance Ltd. 3.75% due 6/22/2026(2)	200,000	189,475
T-Mobile U.S.A., Inc. 6.50% due 1/15/2026	346,000	356,813
Verizon Communications, Inc. 4.862% due 8/21/2046	375,000	358,340
Vodafone Group PLC 4.375% due 5/30/2028	347,000	342,875
5.25% due 5/30/2048	220,000	219,391

		2,472,750
Transportation – 0.3%
Burlington Northern Santa Fe LLC 5.75% due 5/1/2040	240,000	284,374
Canadian Pacific Railway Co. 4.00% due 6/1/2028	242,000	244,338
Rumo Luxembourg Sarl 7.375% due 2/9/2024(2)	400,000	404,004

		932,716
Water – 0.0%
Aquarion Co. 4.00% due 8/15/2024(2)	25,000	25,305

		25,305
Total Corporate Bonds & Notes (Cost $112,023,880)		109,199,673

June 30, 2018 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities – 3.8%
Atrium Hotel Portfolio Trust 2018-ATRM A 2.932% due 6/15/2035(2)(3)(5)	$349,000	$349,008
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.534% due 3/10/2037(2)(3)(5)	3,900,000	3,846,952
BANK 2018-BN10 AS 3.898% due 2/15/2061	35,000	34,760
BX Trust 2018-GW A 2.70% due 5/15/2035(2)(3)(5)	987,000	987,321
Caesars Palace Las Vegas Trust
2017-VICI A 3.531% due 10/15/2034(2)	92,000	92,240
2017-VICI B 3.835% due 10/15/2034(2)	57,000	57,248
CCUBS Commercial Mortgage Trust 2017-C1 AS 3.907% due 11/15/2050(3)(5)	14,000	13,939
Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	1,685,000	1,289,058
Commercial Mortgage Trust 2015-PC1 B 4.44% due 7/10/2050(3)(5)	100,000	101,258
2015-PC1 D 4.44% due 7/10/2050(3)(5)	33,000	27,409
2016-SAVA A 3.793% due 10/15/2034(2)(3)(5)	69,027	68,984
GS Mortgage Securities Corp. II 2012-BWTR A 2.954% due 11/5/2034(2)	1,273,000	1,241,800
JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON A 4.128% due 7/5/2031(2)	1,084,000	1,118,122
2018-LAQ A 3.00% due 6/15/2032(2)(3)(5)	1,035,000	1,035,177
2018-LAQ D 4.10% due 6/15/2032(2)(3)(5)	517,000	517,024
JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.298% due 7/15/2048(3)(5)	13,000	12,585
Morgan Stanley Capital Barclays Bank Trust 2016-MART C 2.817% due 9/13/2031(2)	100,000	97,002
2016-MART XCP 0.316% due 9/13/2031(2)(3)(5)(6)	5,633,000	3,616
The Bancorp Commercial Mortgage Trust 2018-CR3 A 2.923% due 1/15/2033(2)(3)(5)	21,000	21,006

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)	Principal Amount		Value
Non–Agency Mortgage–Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2015-C28 D 4.13% due 5/15/2048(3)(5)		$1,500,000	$1,232,766
WFLD Mortgage Trust 2014-MONT A 3.755% due 8/10/2031(2)(3)(5)		2,000,000	2,000,848

Total Non–Agency Mortgage–Backed Securities (Cost $14,223,733)			14,148,123
Foreign Government – 6.5%
Angolan Government International Bond 9.50% due 11/12/2025(2)	USD	200,000	218,114
Argentine Republic Government International Bond 4.625% due 1/11/2023	USD	194,000	170,819
6.875% due 1/26/2027	USD	784,000	689,920
8.28% due 12/31/2033	USD	501,930	469,304
Bahamas Government International Bond 6.00% due 11/21/2028(2)	USD	400,000	399,000
Bermuda Government International Bond 3.717% due 1/25/2027(2)	USD	400,000	370,600
Colombia Government International Bond 3.875% due 4/25/2027	USD	450,000	435,150
Egypt Government International Bond 6.125% due 1/31/2022(2)	USD	200,000	196,610
7.903% due 2/21/2048(2)	USD	200,000	181,968
Indonesia Government International Bond 4.35% due 1/8/2027(2)	USD	800,000	788,258
Japan Bank for International Cooperation 2.375% due 11/16/2022	USD	5,700,000	5,512,590
2.50% due 6/1/2022	USD	200,000	195,001
Mexico Government International Bond 4.00% due 10/2/2023	USD	560,000	561,680
Nigeria Government International Bond 7.143% due 2/23/2030(2)	USD	200,000	188,665
Province of Alberta Canada 3.30% due 3/15/2028	USD	2,865,000	2,859,743
Province of Ontario Canada 2.20% due 10/3/2022	USD	6,659,000	6,412,050
Province of Quebec Canada 2.375% due 1/31/2022	USD	2,160,000	2,113,089
Provincia de Buenos Aires Argentina 6.50% due 2/15/2023(2)	USD	15,000	13,693

June 30, 2018 (unaudited)	Principal Amount		Value
Foreign Government (continued)
Provincia de Mendoza Argentina 8.375% due 5/19/2024(2)	USD	300,000	$276,399
Qatar Government International Bond 3.25% due 6/2/2026(2)	USD	240,000	225,884
5.103% due 4/23/2048(2)	USD	210,000	209,362
Romanian Government International Bond 6.125% due 1/22/2044(2)	USD	8,000	8,970
Sri Lanka Government International Bond 6.20% due 5/11/2027(2)	USD	400,000	365,014
Turkey Government International Bond 5.625% due 3/30/2021	USD	370,000	367,791
5.75% due 3/22/2024	USD	200,000	192,690
Uruguay Government International Bond 4.975% due 4/20/2055	USD	299,000	290,030

Total Foreign Government (Cost $24,217,270)			23,712,394
U.S. Government Securities – 37.3%
U.S. Treasury Bills 1.813% due 7/26/2018(7)		$39,512,000	39,466,495
1.875% due 8/30/2018(7)		8,865,000	8,837,977
2.045% due 12/13/2018(7)		2,797,000	2,771,086
U.S. Treasury Bonds 3.00% due 2/15/2048		12,034,000	12,074,427
3.125% due 5/15/2048		11,856,000	12,185,282
4.375% due 5/15/2041		3,071,000	3,793,765
U.S. Treasury Notes 1.875% due 4/30/2022		40,000	38,814
2.50% due 5/31/2020		25,529,000	25,517,033
2.50% due 6/30/2020		24,147,000	24,131,908
2.625% due 6/30/2023		5,671,000	5,643,310
2.75% due 4/30/2023		1,609,000	1,610,571
2.75% due 2/15/2028		1,013,000	1,004,057

Total U.S. Government Securities (Cost $136,426,128)			137,074,725
Short–Term Investment – 0.8%
Repurchase Agreements – 0.8%
Fixed Income Clearing Corp., 0.35%, dated 6/29/2018, proceeds at maturity value of $2,934,086, due 7/2/2018(8)		2,934,000	2,934,000

Total Repurchase Agreements (Cost $2,934,000)			2,934,000
Total Investments(9) – 119.7% (Cost $442,880,323)			440,220,273
Liabilities in excess of other assets(10) – (19.7)%			(72,424,725)
Total Net Assets – 100.0%			$367,795,548

(1)	TBA — To be announced.

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2018, the aggregate market value of these securities amounted to $104,304,555, representing 28.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2018.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2018, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest only security.
(7)	Interest rate shown reflects the discount rate at time of purchase.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.375%	12/31/2018	$2,985,000	$2,993,054

(9)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).
(10)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	September 2018	268	Long	$30,449,406	$30,408,263	$41,143
U.S. Ultra 10-Year Treasury Note	September 2018	61	Long	7,820,209	7,833,844	(13,635)
Total				$38,269,615	$38,242,107	$27,508

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2018	38	Short	$(8,049,469)	$(8,072,562)	$23,093
U.S. Ultra Long Bond	September 2018	80	Short	(12,765,000)	(12,717,362)	(47,638)
Total				$(20,814,469)	$(20,789,924)	$(24,545)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

PIK — Payment In Kind

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$73,186,574	$—	$73,186,574
Asset–Backed Securities	—	79,964,784	—	79,964,784
Corporate Bonds & Notes	—	109,199,673	—	109,199,673
Non–Agency Mortgage–Backed Securities	—	14,148,123	—	14,148,123
Foreign Government	—	23,712,394	—	23,712,394
U.S. Government Securities	—	137,074,725	—	137,074,725
Repurchase Agreements	—	2,934,000	—	2,934,000
Total	$—	$440,220,273	$—	$440,220,273
Other Financial Instruments
Futures Contracts
Assets	$64,236	$—	$—	$64,236
Liabilities	(61,273)	—	—	(61,273)
Total	$2,963	$—	$—	$2,963

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2018 (unaudited)
Assets
Investments, at value	$440,220,273
Receivable for investments sold	32,827,074
Dividends/interest receivable	2,312,721
Receivable for variation margin on futures contracts	104,927
Reimbursement receivable from adviser	8,116
Prepaid expenses	4,647

Total Assets	475,477,758

Liabilities
Payable for investments purchased	107,319,723
Investment advisory fees payable	133,607
Distribution fees payable	75,799
Payable for fund shares redeemed	68,543
Accrued custodian and accounting fees	47,703
Accrued audit fees	17,094
Accrued trustees’ and officers’ fees	7,124
Due to custodian	2,367
Accrued expenses and other liabilities	10,250

Total Liabilities	107,682,210

Total Net Assets	$367,795,548

Net Assets Consist of:
Paid-in capital	$369,956,233
Accumulated net investment income/(loss)	2,819,820
Accumulated net realized gain/(loss) from investments and futures contracts	(2,323,418)
Net unrealized appreciation/(depreciation) on investments and futures contracts	(2,657,087)

Total Net Assets	$367,795,548

Investments, at Cost	$442,880,323

Pricing of Shares
Shares of Beneficial Interest Outstanding with No Par Value	37,259,335
Net Asset Value Per Share	$9.87

Statement of Operations For the Six Months Ended June 30, 2018 (unaudited)
Investment Income
Interest	$2,946,104

Total Investment Income	2,946,104

Expenses
Investment advisory fees	397,707
Distribution fees	225,547
Trustees’ and officers’ fees	80,063
Professional fees	38,033
Custodian and accounting fees	37,256
Administrative fees	11,921
Transfer agent fees	8,779
Shareholder reports	5,912
Other expenses	17,067

Total Expenses	822,285

Less: Fees waived	(108,304)

Total Expenses, Net	713,981

Net Investment Income/(Loss)	2,232,123

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts
Net realized gain/(loss) from investments	(2,044,591)
Net realized gain/(loss) from futures contracts	(93,303)
Net change in unrealized appreciation/(depreciation) on investments	(2,745,631)
Net change in unrealized appreciation/(depreciation) on futures contracts	2,963

Net Loss on Investments and Futures Contracts	(4,880,562)

Net Decrease in Net Assets Resulting from Operations	$(2,648,439)

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/18	For the Year Ended 12/31/17

Operations
Net investment income/(loss)	$2,232,123	$502,977
Net realized gain/(loss) from investments and futures contracts	(2,137,894)	93,000
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(2,742,668)	466,851

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,648,439)	1,062,828

Capital Share Transactions
Proceeds from sales of shares	370,373,967	7,568,880
Cost of shares redeemed	(23,025,789)	(10,423,482)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	347,348,178	(2,854,602)

Net Increase/(Decrease) in Net Assets	344,699,739	(1,791,774)

Net Assets
Beginning of period	23,095,809	24,887,583

End of period	$367,795,548	$23,095,809

Accumulated Net Investment Income Included in Net Assets	$2,819,820	$587,697

Other Information:
Shares
Sold	37,298,911	771,669
Redeemed	(2,331,607)	(1,037,312)

Net Increase/(Decrease)	34,967,304	(265,643)

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)
Six Months Ended 6/30/18	$10.08	$0.12	$(0.33)	$(0.21)	$9.87	(2.08)%	(4)
Year Ended 12/31/17	9.73	0.17	0.18	0.35	10.08	3.60%
Period Ended 12/31/16(5)	10.00	0.04	(0.31)	(0.27)	9.73	(2.70)%	(4)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
$367,796	0.79%	(4)	0.91%	(4)	2.48%	(4)	2.36%	(4)	411%	(4)
23,096	0.81%		1.77%		1.69%		0.73%		409%
24,888	0.81%	(4)	2.54%	(4)	1.18%	(4)	(0.55)%	(4)	107%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2018 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2018, there were no transfers among any levels.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2018, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The Fund enters into credit default swaps primarily for asset allocation and risk exposure management. There were no credit default swaps held as of June 30, 2018.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2018.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.81%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2018, Park Avenue waived fees and/or paid Fund expenses in the amount of $108,304.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2018 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$515,884	$86,166	$284,497	$145,221

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Fund paid distribution fees in the amount of $225,547 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2018, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$249,884,529	$657,718,413
Sales	30,505,515	579,468,286

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2018, the Fund did not hold any restricted or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2018, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts
Asset Derivatives
Futures Contracts[1]	$64,236
Liability Derivatives
Future Contracts[1]	$(61,273)
1

Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2018 were as follows:

Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts[1]	$(93,303)
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts[2]	$2,963
Average Number of Notional Amounts
Futures Contracts[3]	130
1	Statement of Operations location: Net realized gain/(loss) from futures contracts.
2	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
3	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.35% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 11, 2018. The Fund did not utilize the credit facility during the six months ended June 30, 2018.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s board of trustees annually review and consider the continuation of the fund’s investment advisory and sub-advisory agreements. The continuation of any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2018, the Board considered and unanimously voted to approve the continuation of the investment management agreement (the “Management Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and the Trust, on behalf of the following 11 series, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund (the “Funds”). The Board also considered and unanimously voted to approve the continuation of the sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and the following investment advisory firms serving as sub-advisers to the Funds, ClearBridge Investments LLC, Wellington Management Company LLP, Massachusetts Financial Services Company, Putnam Investment Management, LLC, Boston Partners Global Investors, Inc., AllianceBernstein L.P., Janus Capital Management LLC, Wells Capital Management Incorporated, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and Lord, Abbett & Co. LLC (the “Sub-advisers”). The continuation of the Agreements for a one-year period was unanimously approved by the Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”).

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the continuation of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel.

In advance of the meeting held on March 27-28, 2018, the Trustees received materials and information designed to assist their consideration of the Agreements, including written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent legal counsel on behalf of the Independent Trustees. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Trustees with reports on how each Fund’s contractual management fees, actual management fees, overall expense ratios and investment performance compared to those of “peer funds” selected by Broadridge that are offered as investment options underlying variable contracts. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to oversee the Sub-advisers. During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the continuation of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees, including information regarding the Funds furnished to the Board by the Manager throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the continuation of the Agreements.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the continuation of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of the Funds; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale may exist for a Fund, and the extent to which a Fund may benefit from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds. In addition to considering the above-referenced factors, the Board observed that there are a range of investment options available to variable contract owners who may invest in the Funds, and that these contract owners, having had the opportunity to consider other investment options, may choose to invest or remain invested in the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered the range of investment advisory services and non-investment advisory services provided by the Manager, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered the operation of the Funds in a “manager-of-managers” structure and the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds benefit from the Manager’s use of similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser.

Investment Performance

The Board considered the investment performance of each Fund. Among other reports, the Board reviewed the performance of the Funds for the one-year and since inception periods compared to a universe of peer funds selected by Broadridge. The Board noted that the Funds had performance records of less than two years and that the Board had reviewed longer performance records of the funds or accounts managed by the Sub-advisers with similar strategies as the applicable Fund, when available, when the Board initially approved the Agreements in 2016. The Broadridge report placed the Funds in the following quintiles of the relevant peer universe for the one-year and since inception periods, respectively: Guardian Core Plus Fixed Income VIP Fund (3rd, 3rd), Guardian Diversified Research VIP Fund (2nd, 2nd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (4th, 5th), Guardian International Growth VIP Fund (3rd, 2nd), Guardian International Value VIP Fund (3rd, 5th), Guardian Large Cap Disciplined Growth VIP Fund (3rd, 4th), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

Growth VIP Fund (5th, 4th), Guardian Mid Cap Relative Value VIP Fund (4th, 3rd) and Guardian Mid Cap Traditional Growth VIP Fund (2nd, 2nd).

The Board considered the investment reports provided by the Manager since commencement of operations of the Funds during quarterly Board meetings. The Board also considered the Manager’s analysis of Sub-adviser performance and the steps taken by the Manager and the Sub-advisers to seek to improve performance and the results of those steps.

In light of the considerations noted above, the Board concluded that it had continued confidence in the Manager’s and the Sub-advisers’ overall capabilities to manage the Funds.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed information with respect to the management fees, including the portion of the management fees paid to each Sub-adviser, and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group selected by Broadridge. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the contractual management fees and actual management fees, respectively: Guardian Core Plus Fixed Income VIP Fund (1st, 3rd), Guardian Diversified Research VIP Fund (2nd, 3rd), Guardian Growth & Income VIP Fund (1st, 1st), Guardian Integrated Research VIP Fund (1st, 2nd), Guardian International Growth VIP Fund (1st, 2nd), Guardian International Value VIP Fund (3rd, 2nd), Guardian Large Cap Disciplined Growth VIP Fund (1st, 1st), Guardian Large Cap Disciplined Value VIP Fund (1st, 1st), Guardian Large Cap Fundamental Growth VIP Fund (1st, 1st), Guardian Mid Cap Relative Value VIP Fund (1st, 1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd, 4th).

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers are paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. In addition, the Trustees considered the portion of the management fees paid to each Sub-adviser as compared to the portion retained by the Manager.

The Trustees received and reviewed information in the Broadridge report comparing each Fund’s operating expense ratio to the actual operating expense ratios of a peer group of funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. The Broadridge report placed the Funds in the following quintiles of the relevant expense peer group for the operating expense ratio: Guardian Core Plus Fixed Income VIP Fund (2nd), Guardian Diversified Research VIP Fund (2nd), Guardian Growth & Income VIP Fund (2nd), Guardian Integrated Research VIP Fund (1st), Guardian International Growth VIP Fund (3rd), Guardian International Value VIP Fund (1st), Guardian Large Cap Disciplined Growth VIP Fund (1st), Guardian Large Cap Disciplined Value VIP Fund (2nd), Guardian Large Cap Fundamental Growth VIP Fund (1st), Guardian Mid Cap Relative Value VIP Fund (1st) and Guardian Mid Cap Traditional Growth VIP Fund (3rd).

Although the Board recognized that the comparisons between the management fees and anticipated operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of operating expenses.

The Trustees reviewed information regarding the Manager’s costs of sponsoring the Funds and estimated profitability of the Funds to the Manager. The Trustees noted that the information contained estimates, such as allocations of expenses. Although the Trustees did not receive specific cost and profitability information from certain Sub-advisers, the Trustees primarily considered the cost and profitability information relating to the Manager because the Manager is responsible for payment of the sub-advisory fees and negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other information and factors deemed relevant by the Trustees, the Trustees concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Trustees also concluded that the estimated profitability of the Funds to the Manager was acceptable.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale may be shared as assets grow based on current asset levels of the Funds, anticipated asset levels over the next year, the current management and sub-advisory fee rates, the expense limitation arrangements, and any management and sub-advisory fee breakpoints, which reduce fee rates as assets increase. Based on those factors, the Board concluded that it was satisfied with the extent to which any economies of scale would be shared for the benefit of Fund shareholders. The Board noted that it would continue to monitor future growth in each Fund’s assets and whether additional steps are required to share appropriately any economies of scale with Fund shareholders.

Ancillary Benefits

The Trustees considered the benefits, other than management fees, that the Manager and/or its affiliates receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds serve as investment options under variable contracts issued by an affiliate of the Manager that receives fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and an insurance company affiliated with the Manager receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that accrue to the Manager and its affiliates are reasonable and the benefits that accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board voting as a whole, including the Independent Trustees voting separately, unanimously approved the continuation of the Agreements.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10004-4025

PUB8167

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)*	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date: September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date: September 5, 2018

By (Signature and Title)*	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date: September 5, 2018